Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000078064
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class F
Trading Symbol	SLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$97	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Fred Alger Management, LLC outperformed the benchmark primarily as a result of its growth exposure, its holdings within the information technology sector, and its higher-beta positioning. Mar Vista Investment Partners, LLC underperformed due to its emphasis of high-quality stocks and the absence of holdings in bank stocks (a sector that contributed positively to the benchmark’s return). The SEI quantitative investment management team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,149	$115,430	$114,932
Sep/17	$129,841	$136,911	$136,238
Sep/18	$151,658	$161,433	$160,441
Sep/19	$153,438	$168,300	$166,654
Sep/20	$165,203	$193,796	$193,341
Sep/21	$214,657	$251,944	$253,206
Sep/22	$177,628	$212,963	$209,616
Sep/23	$209,936	$259,000	$254,042
Sep/24	$277,802	$353,150	$344,683
Sep/25	$322,740	$415,297	$405,859

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class F Shares	16.18%	14.33%	12.43%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,569,285,000
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 5,592
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,569,285	309	$5,592	42%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.6%
Real Estate	1.1%
Materials	1.7%
Energy	2.7%
Utilities	3.0%
Consumer Staples	6.1%
Industrials	9.4%
Consumer Discretionary	10.3%
Health Care	11.4%
Communication Services	12.1%
Financials	13.0%
Information Technology	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.6%
Microsoft Corp	4.5%
Apple Inc	3.9%
Meta Platforms Inc, Cl A	3.4%
Alphabet Inc, Cl A	2.3%
Amazon.com Inc, Cl A	2.2%
Alphabet Inc, Cl C	1.6%
Johnson & Johnson	1.6%
Citigroup Inc	1.6%
Visa Inc, Cl A	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Copeland Capital Management LLC was terminated as a Fund manager.
C000147400
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class Y
Trading Symbol	SLYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$70	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Fred Alger Management, LLC outperformed the benchmark primarily as a result of its growth exposure, its holdings within the information technology sector, and its higher-beta positioning. Mar Vista Investment Partners, LLC underperformed due to its emphasis of high-quality stocks and the absence of holdings in bank stocks (a sector that contributed positively to the benchmark’s return). The SEI quantitative investment management team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,499	$115,430	$114,932
Sep/17	$130,561	$136,911	$136,238
Sep/18	$152,862	$161,433	$160,441
Sep/19	$155,061	$168,300	$166,654
Sep/20	$167,253	$193,796	$193,341
Sep/21	$217,977	$251,944	$253,206
Sep/22	$180,740	$212,963	$209,616
Sep/23	$214,335	$259,000	$254,042
Sep/24	$284,237	$353,150	$344,683
Sep/25	$330,988	$415,297	$405,859

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class Y Shares	16.45%	14.63%	12.71%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,569,285,000
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 5,592
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,569,285	309	$5,592	42%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.6%
Real Estate	1.1%
Materials	1.7%
Energy	2.7%
Utilities	3.0%
Consumer Staples	6.1%
Industrials	9.4%
Consumer Discretionary	10.3%
Health Care	11.4%
Communication Services	12.1%
Financials	13.0%
Information Technology	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.6%
Microsoft Corp	4.5%
Apple Inc	3.9%
Meta Platforms Inc, Cl A	3.4%
Alphabet Inc, Cl A	2.3%
Amazon.com Inc, Cl A	2.2%
Alphabet Inc, Cl C	1.6%
Johnson & Johnson	1.6%
Citigroup Inc	1.6%
Visa Inc, Cl A	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Copeland Capital Management LLC was terminated as a Fund manager.
C000018198
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class F
Trading Symbol	TRMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2025.

The Fund’s value tilt was more significant than that of the benchmark Russell 1000 Value Index during the reporting period, contributing positively to relative performance as the cheaper stocks in the benchmark outperformed the more expensive stocks. The outperformance was also aided by favorable stock selection in the financials, healthcare, consumer discretionary, and utilities sectors, as well as an overweight allocation to the communication services sector and an overweight to the banking industry within the financials sector. Conversely, unfavorable stock selection in the communication services and materials sectors, along with an underweight to the industrials sector, had a negative impact on Fund performance.

Among the Fund’ sub-advisers, LSV Asset Management outperformed the Fund’s benchmark during the reporting period due to its strong value tilt and favorable stock selection in the healthcare, financials, and utilities sectors. Brandywine Global Investment Management, LLC outperformed due to its strong value tilt, an overweight to the communication services sector, and favorable stock selection in the healthcare, utilities, financials, and industrials sectors. Conversely, unfavorable stock selection in the materials sector detracted from performance. Cullen Capital Management, LLC’s outperformance was attributable to underweight positions in the healthcare and materials sectors, along with favorable stock selection in the industrials, information technology, healthcare, and financials sectors. Conversely, unfavorable stock selection in the communication services and materials sectors detracted from performance. SEI’s quantitative investment management team’s factor-based value strategy outperformed the Fund’s benchmark due to its strong value tilt and favorable stock selection in the consumer discretionary, healthcare, energy, and financials sectors. However, unfavorable stock selection in the communication services sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Value Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,155	$115,430	$116,195
Sep/17	$130,122	$136,911	$133,766
Sep/18	$145,135	$161,433	$146,408
Sep/19	$143,815	$168,300	$152,265
Sep/20	$129,496	$193,796	$144,614
Sep/21	$178,970	$251,944	$195,246
Sep/22	$160,536	$212,963	$173,060
Sep/23	$183,056	$259,000	$198,047
Sep/24	$228,991	$353,150	$253,028
Sep/25	$255,967	$415,297	$276,918

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class F Shares	11.78%	14.60%	9.85%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Value Index (USD)	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,390,089,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,350
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,089	244	$4,350	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.0%
Real Estate	3.0%
Materials	3.3%
Utilities	4.2%
Energy	6.3%
Consumer Discretionary	7.1%
Consumer Staples	8.4%
Communication Services	8.6%
Information Technology	10.4%
Industrials	11.2%
Health Care	13.7%
Financials	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Citigroup Inc	3.2%
AT&T Inc	3.1%
Comcast Corp, Cl A	1.9%
Exxon Mobil Corp	1.8%
Kroger Co/The	1.8%
General Motors Co	1.6%
Bank of New York Mellon Corp/The	1.6%
Bank of America Corp	1.6%
Pfizer Inc	1.6%
Wells Fargo & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018197
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class I
Trading Symbol	SEUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares outperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2025.

The Fund’s value tilt was more significant than that of the benchmark Russell 1000 Value Index during the reporting period, contributing positively to relative performance as the cheaper stocks in the benchmark outperformed the more expensive stocks. The outperformance was also aided by favorable stock selection in the financials, healthcare, consumer discretionary, and utilities sectors, as well as an overweight allocation to the communication services sector and an overweight to the banking industry within the financials sector. Conversely, unfavorable stock selection in the communication services and materials sectors, along with an underweight to the industrials sector, had a negative impact on Fund performance.

Among the Fund’ sub-advisers, LSV Asset Management outperformed the Fund’s benchmark during the reporting period due to its strong value tilt and favorable stock selection in the healthcare, financials, and utilities sectors. Brandywine Global Investment Management, LLC outperformed due to its strong value tilt, an overweight to the communication services sector, and favorable stock selection in the healthcare, utilities, financials, and industrials sectors. Conversely, unfavorable stock selection in the materials sector detracted from performance. Cullen Capital Management, LLC’s outperformance was attributable to underweight positions in the healthcare and materials sectors, along with favorable stock selection in the industrials, information technology, healthcare, and financials sectors. Conversely, unfavorable stock selection in the communication services and materials sectors detracted from performance. SEI’s quantitative investment management team’s factor-based value strategy outperformed the Fund’s benchmark due to its strong value tilt and favorable stock selection in the consumer discretionary, healthcare, energy, and financials sectors. However, unfavorable stock selection in the communication services sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Value Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,931	$115,430	$116,195
Sep/17	$129,543	$136,911	$133,766
Sep/18	$144,185	$161,433	$146,408
Sep/19	$142,548	$168,300	$152,265
Sep/20	$128,045	$193,796	$144,614
Sep/21	$176,611	$251,944	$195,246
Sep/22	$158,036	$212,963	$173,060
Sep/23	$179,822	$259,000	$198,047
Sep/24	$224,439	$353,150	$253,028
Sep/25	$250,361	$415,297	$276,918

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class I Shares	11.55%	14.35%	9.61%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Value Index (USD)	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,390,089,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,350
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,089	244	$4,350	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.0%
Real Estate	3.0%
Materials	3.3%
Utilities	4.2%
Energy	6.3%
Consumer Discretionary	7.1%
Consumer Staples	8.4%
Communication Services	8.6%
Information Technology	10.4%
Industrials	11.2%
Health Care	13.7%
Financials	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Citigroup Inc	3.2%
AT&T Inc	3.1%
Comcast Corp, Cl A	1.9%
Exxon Mobil Corp	1.8%
Kroger Co/The	1.8%
General Motors Co	1.6%
Bank of New York Mellon Corp/The	1.6%
Bank of America Corp	1.6%
Pfizer Inc	1.6%
Wells Fargo & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147390
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class Y
Trading Symbol	SVAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the Russell 1000 Value Index, for the 12-month period ending September 30, 2025.

The Fund’s value tilt was more significant than that of the benchmark Russell 1000 Value Index during the reporting period, contributing positively to relative performance as the cheaper stocks in the benchmark outperformed the more expensive stocks. The outperformance was also aided by favorable stock selection in the financials, healthcare, consumer discretionary, and utilities sectors, as well as an overweight allocation to the communication services sector and an overweight to the banking industry within the financials sector. Conversely, unfavorable stock selection in the communication services and materials sectors, along with an underweight to the industrials sector, had a negative impact on Fund performance.

Among the Fund’ sub-advisers, LSV Asset Management outperformed the Fund’s benchmark during the reporting period due to its strong value tilt and favorable stock selection in the healthcare, financials, and utilities sectors. Brandywine Global Investment Management, LLC outperformed due to its strong value tilt, an overweight to the communication services sector, and favorable stock selection in the healthcare, utilities, financials, and industrials sectors. Conversely, unfavorable stock selection in the materials sector detracted from performance. Cullen Capital Management, LLC’s outperformance was attributable to underweight positions in the healthcare and materials sectors, along with favorable stock selection in the industrials, information technology, healthcare, and financials sectors. Conversely, unfavorable stock selection in the communication services and materials sectors detracted from performance. SEI’s quantitative investment management team’s factor-based value strategy outperformed the Fund’s benchmark due to its strong value tilt and favorable stock selection in the consumer discretionary, healthcare, energy, and financials sectors. However, unfavorable stock selection in the communication services sector weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Value Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Index (USD)
Oct/15	$100,000	$100,000	$100,000
Sep/16	$102,880	$106,451	$108,043
Sep/17	$121,775	$126,261	$124,381
Sep/18	$136,164	$148,874	$136,136
Sep/19	$135,324	$155,207	$141,582
Sep/20	$122,114	$178,720	$134,468
Sep/21	$169,184	$232,345	$181,547
Sep/22	$152,156	$196,396	$160,919
Sep/23	$173,945	$238,852	$184,152
Sep/24	$218,062	$325,678	$235,276
Sep/25	$244,447	$382,990	$257,490

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Value Fund, Class Y Shares	12.10%	14.89%	10.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Value Index (USD)	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,390,089,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 4,350
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,089	244	$4,350	28%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.0%
Real Estate	3.0%
Materials	3.3%
Utilities	4.2%
Energy	6.3%
Consumer Discretionary	7.1%
Consumer Staples	8.4%
Communication Services	8.6%
Information Technology	10.4%
Industrials	11.2%
Health Care	13.7%
Financials	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Citigroup Inc	3.2%
AT&T Inc	3.1%
Comcast Corp, Cl A	1.9%
Exxon Mobil Corp	1.8%
Kroger Co/The	1.8%
General Motors Co	1.6%
Bank of New York Mellon Corp/The	1.6%
Bank of America Corp	1.6%
Pfizer Inc	1.6%
Wells Fargo & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018193
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class F
Trading Symbol	SELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$101	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2025.

Fund performance for the period was attributable to unfavorable stock selection in the consumer discretionary and industrials sectors, as well as a large underweight to the information technology sector and overweight to consumer staples. This was partially offset by positive stock selection in the information technology and communication services sectors. The Fund’s tilt towards stocks with lower betas than that of its benchmark detracted from performance, and its tilt away from the most expensive stocks in the benchmark also had a negative impact.

Among the Fund’s sub-advisers, Fred Alger Management, LLC significantly outperformed the benchmark due to its bias towards high-beta, high-growth stocks with positive momentum, as well as favorable stock selection in the information technology, financials, utilities, and communication services sectors. The SEI quantitative investment management team’s factor-based momentum strategy outperformed due to its overweight to stocks with high momentum and favorable stock selection in the information technology, industrials, and healthcare sectors. Mackenzie Investments Corporation slightly lagged the benchmark due to weak stock selection in the information technology, industrials, and utilities sectors; this was partially offset by favorable stock selection in the materials and financials sectors. PineStone Asset Management Inc. underperformed due to its bias towards low-beta, defensive stocks, which lagged the overall market during the reporting period, along with unfavorable stock selection in the industrials and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Growth Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,773	$115,430	$113,761
Sep/17	$128,316	$136,911	$138,721
Sep/18	$160,061	$161,433	$175,199
Sep/19	$163,949	$168,300	$181,693
Sep/20	$219,809	$193,796	$249,886
Sep/21	$276,510	$251,944	$318,149
Sep/22	$210,397	$212,963	$246,279
Sep/23	$264,855	$259,000	$314,551
Sep/24	$377,970	$353,150	$447,261
Sep/25	$466,695	$415,297	$561,459

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class F Shares	23.47%	16.25%	16.65%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,615,931,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 4,924
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,615,931	243	$4,924	63%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.0%
Utilities	1.2%
U.S. Treasury Obligation	2.0%
Cash Equivalent	2.2%
Consumer Staples	2.5%
Health Care	6.8%
Financials	6.8%
Industrials	6.9%
Consumer Discretionary	13.2%
Communication Services	13.2%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	9.1%
Apple Inc	6.5%
Meta Platforms Inc, Cl A	4.2%
Alphabet Inc, Cl A	4.2%
Amazon.com Inc, Cl A	3.7%
Broadcom Inc	2.0%
U.S. Treasury Bill, 4.15%, 11/28/2025	2.0%
Netflix Inc	1.6%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018192
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SPGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$126	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2025.

Fund performance for the period was attributable to unfavorable stock selection in the consumer discretionary and industrials sectors, as well as a large underweight to the information technology sector and overweight to consumer staples. This was partially offset by positive stock selection in the information technology and communication services sectors. The Fund’s tilt towards stocks with lower betas than that of its benchmark detracted from performance, and its tilt away from the most expensive stocks in the benchmark also had a negative impact.

Among the Fund’s sub-advisers, Fred Alger Management, LLC significantly outperformed the benchmark due to its bias towards high-beta, high-growth stocks with positive momentum, as well as favorable stock selection in the information technology, financials, utilities, and communication services sectors. The SEI quantitative investment management team’s factor-based momentum strategy outperformed due to its overweight to stocks with high momentum and favorable stock selection in the information technology, industrials, and healthcare sectors. Mackenzie Investments Corporation slightly lagged the benchmark due to weak stock selection in the information technology, industrials, and utilities sectors; this was partially offset by favorable stock selection in the materials and financials sectors. PineStone Asset Management Inc. underperformed due to its bias towards low-beta, defensive stocks, which lagged the overall market during the reporting period, along with unfavorable stock selection in the industrials and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Growth Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,544	$115,430	$113,761
Sep/17	$127,758	$136,911	$138,721
Sep/18	$158,962	$161,433	$175,199
Sep/19	$162,496	$168,300	$181,693
Sep/20	$217,331	$193,796	$249,886
Sep/21	$272,820	$251,944	$318,149
Sep/22	$207,129	$212,963	$246,279
Sep/23	$260,181	$259,000	$314,551
Sep/24	$370,477	$353,150	$447,261
Sep/25	$456,387	$415,297	$561,459

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class I Shares	23.19%	16.00%	16.39%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,615,931,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 4,924
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,615,931	243	$4,924	63%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.0%
Utilities	1.2%
U.S. Treasury Obligation	2.0%
Cash Equivalent	2.2%
Consumer Staples	2.5%
Health Care	6.8%
Financials	6.8%
Industrials	6.9%
Consumer Discretionary	13.2%
Communication Services	13.2%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	9.1%
Apple Inc	6.5%
Meta Platforms Inc, Cl A	4.2%
Alphabet Inc, Cl A	4.2%
Amazon.com Inc, Cl A	3.7%
Broadcom Inc	2.0%
U.S. Treasury Bill, 4.15%, 11/28/2025	2.0%
Netflix Inc	1.6%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147387
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	SLRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$74	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed benchmark, the Russell 1000 Growth Index, for the 12-month period ending September 30, 2025.

Fund performance for the period was attributable to unfavorable stock selection in the consumer discretionary and industrials sectors, as well as a large underweight to the information technology sector and overweight to consumer staples. This was partially offset by positive stock selection in the information technology and communication services sectors. The Fund’s tilt towards stocks with lower betas than that of its benchmark detracted from performance, and its tilt away from the most expensive stocks in the benchmark also had a negative impact.

Among the Fund’s sub-advisers, Fred Alger Management, LLC significantly outperformed the benchmark due to its bias towards high-beta, high-growth stocks with positive momentum, as well as favorable stock selection in the information technology, financials, utilities, and communication services sectors. The SEI quantitative investment management team’s factor-based momentum strategy outperformed due to its overweight to stocks with high momentum and favorable stock selection in the information technology, industrials, and healthcare sectors. Mackenzie Investments Corporation slightly lagged the benchmark due to weak stock selection in the information technology, industrials, and utilities sectors; this was partially offset by favorable stock selection in the materials and financials sectors. PineStone Asset Management Inc. underperformed due to its bias towards low-beta, defensive stocks, which lagged the overall market during the reporting period, along with unfavorable stock selection in the industrials and financials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Growth Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Sep/16	$101,579	$106,451	$104,742
Sep/17	$119,020	$126,261	$127,723
Sep/18	$148,821	$148,874	$161,309
Sep/19	$152,837	$155,207	$167,288
Sep/20	$205,399	$178,720	$230,076
Sep/21	$259,002	$232,345	$292,926
Sep/22	$197,547	$196,396	$226,755
Sep/23	$249,337	$238,852	$289,614
Sep/24	$356,692	$325,678	$411,802
Sep/25	$441,508	$382,990	$516,947

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Growth Fund, Class Y Shares	23.78%	16.54%	16.94%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,615,931,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 4,924
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,615,931	243	$4,924	63%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.0%
Utilities	1.2%
U.S. Treasury Obligation	2.0%
Cash Equivalent	2.2%
Consumer Staples	2.5%
Health Care	6.8%
Financials	6.8%
Industrials	6.9%
Consumer Discretionary	13.2%
Communication Services	13.2%
Information Technology	44.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.2%
NVIDIA Corp	9.1%
Apple Inc	6.5%
Meta Platforms Inc, Cl A	4.2%
Alphabet Inc, Cl A	4.2%
Amazon.com Inc, Cl A	3.7%
Broadcom Inc	2.0%
U.S. Treasury Bill, 4.15%, 11/28/2025	2.0%
Netflix Inc	1.6%
Alphabet Inc, Cl C	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000198269
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class F
Trading Symbol	SLGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$29	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

Fund performance resulted primarily from investment in stocks held at weights similar to their respective weights in the index.

The Fund uses a sub-adviser, SSGA Funds Management, Inc., to manage the portfolio under the general supervision of SEI Investments Management Corporation.

The U.S. large cap market, as measured by the Russell 1000 Index, garnered a positive return during the reporting period and the Fund’s passive investment strategy captured that outcome.

Derivatives did not have a significant impact on Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Large Cap Index Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Jan/18	$100,000	$100,000	$100,000
Sep/18	$104,469	$104,576	$104,737
Sep/19	$108,239	$109,025	$108,793
Sep/20	$125,201	$125,541	$126,214
Sep/21	$163,559	$163,210	$165,294
Sep/22	$135,139	$137,958	$136,839
Sep/23	$163,388	$167,780	$165,840
Sep/24	$221,065	$228,771	$225,011
Sep/25	$259,427	$269,030	$264,947

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Large Cap Index Fund, Class F Shares	17.35%	15.69%	13.24%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	13.78%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	13.55%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,232,316,000
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 230
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,232,316	1,017	$230	4%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.7%
Materials	2.1%
Real Estate	2.2%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.7%
Health Care	8.8%
Industrials	9.0%
Communication Services	9.8%
Consumer Discretionary	10.5%
Financials	13.6%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.0%
Microsoft Corp	6.1%
Apple Inc	5.9%
Amazon.com Inc, Cl A	3.4%
Meta Platforms Inc, Cl A	2.6%
Broadcom Inc	2.4%
Alphabet Inc, Cl A	2.3%
Tesla Inc	2.0%
Alphabet Inc, Cl C	1.8%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018201
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class F
Trading Symbol	TMLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$96	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period, but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Mar Vista Investment Partners, LLC underperformed due to its emphasis on high-quality stocks and the absence of holdings in bank stocks, a sector that contributed positively to the benchmark’s return. The SEI quantitative investment management (QIM) team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector. Cullen Capital Management LLC underperformed due to its value and low-beta orientation, an underweight allocation to the information technology sector, and weak stock selection in the communication services sector. PineStone Asset Management Inc.’s performance lagged that of the benchmark due to its quality orientation and stock selection in the industrials, financials, and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Large Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,424	$115,430	$114,932
Sep/17	$128,230	$136,911	$136,238
Sep/18	$150,013	$161,433	$160,441
Sep/19	$152,141	$168,300	$166,654
Sep/20	$164,066	$193,796	$193,341
Sep/21	$216,302	$251,944	$253,206
Sep/22	$184,471	$212,963	$209,616
Sep/23	$218,493	$259,000	$254,042
Sep/24	$281,356	$353,150	$344,683
Sep/25	$317,334	$415,297	$405,859

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class F Shares	12.79%	14.10%	12.24%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,332,356,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 16,458
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,332,356	313	$16,458	14%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.1%
Real Estate	1.2%
Utilities	1.7%
Materials	2.6%
Energy	2.9%
Consumer Staples	6.1%
Health Care	10.5%
Industrials	10.6%
Consumer Discretionary	10.7%
Communication Services	10.9%
Financials	14.5%
Information Technology	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.8%
Apple Inc	3.7%
NVIDIA Corp	3.1%
Alphabet Inc, Cl A	2.6%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.2%
Johnson & Johnson	2.0%
Oracle Corp, Cl B	1.7%
Moody's Corp	1.6%
Broadcom Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147392
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class Y
Trading Symbol	STLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$69	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 1000 Index, for the 12-month period ending September 30, 2025.

The Fund recorded a positive return for the period, but lagged the sharp gain of the Russell 1000 Index as a result of its lower-beta (a measure of volatility relative to a benchmark) tilt, its tilt toward value stocks, and an underweight allocation to the growth stocks that led the market upturn. The Fund’s underweight to the information technology sector also weighed on performance.

Among the Fund’s sub-advisers, Mar Vista Investment Partners, LLC underperformed due to its emphasis on high-quality stocks and the absence of holdings in bank stocks, a sector that contributed positively to the benchmark’s return. The SEI quantitative investment management (QIM) team’s factor-based quality strategy lagged the benchmark due to stock selection in the software industry and the lack of exposure to some cyclical industries such as banks and autos. Brandywine Global Investment Management, LLC’s underperformance was attributable to its value exposure, an underweight allocation to the information technology sector, and overweights to the consumer staples and healthcare sectors. The performance of LSV Asset Management lagged that of the benchmark due to its value orientation, underweight to the information technology sector, and weak stock selection in the consumer discretionary sector. Cullen Capital Management LLC underperformed due to its value and low-beta orientation, an underweight allocation to the information technology sector, and weak stock selection in the communication services sector. PineStone Asset Management Inc.’s performance lagged that of the benchmark due to its quality orientation and stock selection in the industrials, financials, and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Large Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,748	$115,430	$114,932
Sep/17	$128,975	$136,911	$136,238
Sep/18	$151,185	$161,433	$160,441
Sep/19	$153,712	$168,300	$166,654
Sep/20	$166,180	$193,796	$193,341
Sep/21	$219,664	$251,944	$253,206
Sep/22	$187,842	$212,963	$209,616
Sep/23	$222,955	$259,000	$254,042
Sep/24	$287,874	$353,150	$344,683
Sep/25	$325,484	$415,297	$405,859

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Large Cap Fund, Class Y Shares	13.06%	14.39%	12.53%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Index (USD) (TR)Footnote Reference*	17.75%	15.99%	15.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 4,332,356,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 16,458
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,332,356	313	$16,458	14%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.1%
Real Estate	1.2%
Utilities	1.7%
Materials	2.6%
Energy	2.9%
Consumer Staples	6.1%
Health Care	10.5%
Industrials	10.6%
Consumer Discretionary	10.7%
Communication Services	10.9%
Financials	14.5%
Information Technology	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.8%
Apple Inc	3.7%
NVIDIA Corp	3.1%
Alphabet Inc, Cl A	2.6%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.2%
Johnson & Johnson	2.0%
Oracle Corp, Cl B	1.7%
Moody's Corp	1.6%
Broadcom Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000051280
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class F
Trading Symbol	SSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$29	0.27%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2025.  Fund performance resulted primarily from investment in stocks held at weights similar to their respective weights in the index.

The Fund uses a sub-adviser, SSGA Funds Management, Inc., to manage the portfolio under the general supervision of SEI Investments Management Corporation.

The broad U.S. equity market, as measured by the S&P 500 Index, garnered a positive return during the reporting period and the Fund’s passive investment strategy captured that outcome.

Derivatives did not have a significant impact on Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	S&P 500 Index Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$114,926	$115,430
Sep/17	$135,755	$136,911
Sep/18	$159,559	$161,433
Sep/19	$166,053	$168,300
Sep/20	$190,658	$193,796
Sep/21	$247,339	$251,944
Sep/22	$208,551	$212,963
Sep/23	$252,990	$259,000
Sep/24	$344,004	$353,150
Sep/25	$403,413	$415,297

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class F Shares	17.27%	16.17%	14.97%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,088,068,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 201
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,068	505	$201	3%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	1.8%
Real Estate	1.9%
Cash Equivalent	2.0%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.1%
Health Care	8.7%
Communication Services	9.9%
Consumer Discretionary	10.3%
Financials	13.2%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.8%
Microsoft Corp	6.6%
Apple Inc	6.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.7%
Broadcom Inc	2.7%
Alphabet Inc, Cl A	2.4%
Tesla Inc	2.1%
Alphabet Inc, Cl C	1.9%
Berkshire Hathaway Inc, Cl B	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000051282
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class I
Trading Symbol	SPIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$73	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.67%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares achieved its objective of tracking, before fees and expenses, the performance of its benchmark, the S&P 500 Index, for the 12-month period ending September 30, 2025.  Fund performance resulted primarily from investment in stocks held at weights similar to their respective weights in the index.

The Fund uses a sub-adviser, SSGA Funds Management, Inc., to manage the portfolio under the general supervision of SEI Investments Management Corporation.

The broad U.S. equity market, as measured by the S&P 500 Index, garnered a positive return during the reporting period and the Fund’s passive investment strategy captured that outcome.

Derivatives did not have a significant impact on Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	S&P 500 Index Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$114,670	$115,430
Sep/17	$135,158	$136,911
Sep/18	$158,315	$161,433
Sep/19	$164,104	$168,300
Sep/20	$187,680	$193,796
Sep/21	$242,494	$251,944
Sep/22	$203,635	$212,963
Sep/23	$246,050	$259,000
Sep/24	$333,247	$353,150
Sep/25	$389,210	$415,297

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class I Shares	16.79%	15.71%	14.56%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,088,068,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 201
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,068	505	$201	3%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	1.8%
Real Estate	1.9%
Cash Equivalent	2.0%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.8%
Industrials	8.1%
Health Care	8.7%
Communication Services	9.9%
Consumer Discretionary	10.3%
Financials	13.2%
Information Technology	34.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.8%
Microsoft Corp	6.6%
Apple Inc	6.5%
Amazon.com Inc, Cl A	3.7%
Meta Platforms Inc, Cl A	2.7%
Broadcom Inc	2.7%
Alphabet Inc, Cl A	2.4%
Tesla Inc	2.1%
Alphabet Inc, Cl C	1.9%
Berkshire Hathaway Inc, Cl B	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000078067
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class F
Trading Symbol	SLLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$118	1.13%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. was the largest contributor to Fund performance over the reporting period, benefiting from moderate tailwinds to the momentum factor. Los Angeles Capital Management, LLC outperformed the Fund’s benchmark on tailwinds to both momentum and the micro-cap asset class. Easterly Investment Partners LLC outperformed as well, overcoming value style headwinds through positive stock selection. For the period of time that The Informed Momentum Company, LLC (IMC) was a Fund manager, its momentum strategy modestly outperformed the benchmark due to momentum style tailwinds. Both QIM’s value strategy and Leeward Investments, LLC’s value factor strategy moderately detracted from Fund performance due to value and quality style headwinds, respectively. Copeland Capital Management, LLC was, by far, the largest detractor from Fund performance, lagging during the risk-on environments in the fourth quarter of 2024, as well as the second and third quarters of 2025. Quality and low volatility were deeply out of favor outside of the first quarter of 2025.

On a sector basis, poor stock selection in industrials, information technology, and materials were the largest detractors from Fund performance for the reporting period. This was partially offset by positive selection in healthcare and financials. Allocation effects saw essentially flat performance for the period, as the positive contribution of an underweight to healthcare was offset by the negative impact of an underweight to information technology.

Fund performance for the period was bolstered by its pro-momentum factor positioning, but suffered style headwinds from overweight allocations to high-quality stocks and underweights to the most expensive stocks within the benchmark Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,760	$115,430	$115,468
Sep/17	$123,154	$136,911	$139,418
Sep/18	$142,315	$161,433	$160,662
Sep/19	$126,879	$168,300	$146,381
Sep/20	$123,581	$193,796	$146,952
Sep/21	$187,675	$251,944	$217,015
Sep/22	$153,929	$212,963	$166,021
Sep/23	$170,642	$259,000	$180,847
Sep/24	$215,480	$353,150	$229,245
Sep/25	$233,742	$415,297	$253,907

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class F Shares	8.47%	13.59%	8.86%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 469,536,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 2,748
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$469,536	722	$2,748	80%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.2%
Communication Services	1.8%
Consumer Staples	3.5%
Energy	4.3%
Real Estate	4.8%
Materials	5.0%
Information Technology	10.0%
Consumer Discretionary	12.8%
Health Care	13.0%
Industrials	19.6%
Financials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Jackson Financial Inc, Cl A	1.1%
Adtalem Global Education Inc	0.9%
ExlService Holdings Inc	0.8%
Stride Inc	0.8%
Bridgebio Pharma Inc	0.8%
UMB Financial Corp	0.7%
Urban Outfitters Inc	0.7%
Columbia Banking System Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Informed Momentum Company, LLC (IMC) was terminated as a Fund sub-adviser during the reporting period.
C000147401
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class Y
Trading Symbol	SMYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$92	0.88%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.87%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2000 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. was the largest contributor to Fund performance over the reporting period, benefiting from moderate tailwinds to the momentum factor. Los Angeles Capital Management, LLC outperformed the Fund’s benchmark on tailwinds to both momentum and the micro-cap asset class. Easterly Investment Partners LLC outperformed as well, overcoming value style headwinds through positive stock selection. For the period of time that The Informed Momentum Company, LLC (IMC) was a Fund manager, its momentum strategy modestly outperformed the benchmark due to momentum style tailwinds. Both QIM’s value strategy and Leeward Investments, LLC’s value factor strategy moderately detracted from Fund performance due to value and quality style headwinds, respectively. Copeland Capital Management, LLC was, by far, the largest detractor from Fund performance, lagging during the risk-on environments in the fourth quarter of 2024, as well as the second and third quarters of 2025. Quality and low volatility were deeply out of favor outside of the first quarter of 2025.

On a sector basis, poor stock selection in industrials, information technology, and materials were the largest detractors from Fund performance for the reporting period. This was partially offset by positive selection in healthcare and financials. Allocation effects saw essentially flat performance for the period, as the positive contribution of an underweight to healthcare was offset by the negative impact of an underweight to information technology.

Fund performance for the period was bolstered by its pro-momentum factor positioning, but suffered style headwinds from overweight allocations to high-quality stocks and underweights to the most expensive stocks within the benchmark Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,081	$115,430	$115,468
Sep/17	$123,766	$136,911	$139,418
Sep/18	$143,364	$161,433	$160,662
Sep/19	$128,084	$168,300	$146,381
Sep/20	$125,226	$193,796	$146,952
Sep/21	$190,528	$251,944	$217,015
Sep/22	$156,644	$212,963	$166,021
Sep/23	$174,157	$259,000	$180,847
Sep/24	$220,284	$353,150	$229,245
Sep/25	$239,623	$415,297	$253,907

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class Y Shares	8.78%	13.86%	9.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 469,536,000
Holdings Count | Holding	722
Advisory Fees Paid, Amount	$ 2,748
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$469,536	722	$2,748	80%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.2%
Communication Services	1.8%
Consumer Staples	3.5%
Energy	4.3%
Real Estate	4.8%
Materials	5.0%
Information Technology	10.0%
Consumer Discretionary	12.8%
Health Care	13.0%
Industrials	19.6%
Financials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
CNO Financial Group Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Jackson Financial Inc, Cl A	1.1%
Adtalem Global Education Inc	0.9%
ExlService Holdings Inc	0.8%
Stride Inc	0.8%
Bridgebio Pharma Inc	0.8%
UMB Financial Corp	0.7%
Urban Outfitters Inc	0.7%
Columbia Banking System Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Informed Momentum Company, LLC (IMC) was terminated as a Fund sub-adviser during the reporting period.
C000018195
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class F
Trading Symbol	SESVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$114	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly outperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Easterly Investment Partners LLC was the largest contributor performance for the reporting period, attributable to positive stock selection in the energy and consumer discretionary sectors. LSV Asset Management also outperformed despite value headwinds due to positive stock selection in healthcare and financials. The value strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. contributed modestly to Fund performance due to strong stock selection in the industrials sector. Leeward Investments, LLC was the sole Fund sub-adviser to underperform the period, attributable to quality and low volatility style headwinds.

On a sector basis, positive stock selection in financials and industrials enhanced Fund performance for the period. This was partially offset by weak stock selection in materials and information technology. Sector positioning had a positive impact on Fund performance due largely to an underweight allocation to the real estate sector and an overweight to information technology.

On a factor basis, the Fund’s bias away from the most expensive stocks in the benchmark index presented a steep headwind to performance. Pro-quality positioning also significantly detracted from performance. Both of these negative effects were offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Value Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$111,603	$115,430	$118,809
Sep/17	$129,029	$136,911	$143,222
Sep/18	$137,812	$161,433	$156,582
Sep/19	$124,556	$168,300	$143,672
Sep/20	$104,593	$193,796	$122,293
Sep/21	$166,755	$251,944	$200,469
Sep/22	$139,095	$212,963	$165,013
Sep/23	$158,541	$259,000	$177,954
Sep/24	$195,571	$353,150	$224,006
Sep/25	$211,460	$415,297	$241,669

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class F Shares	8.12%	15.12%	7.78%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Value Index (USD)	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 299,414,000
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 1,670
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$299,414	451	$1,670	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange-Traded Fund	0.3%
Cash Equivalent	1.3%
Utilities	2.1%
Communication Services	2.1%
Consumer Staples	4.1%
Materials	5.8%
Energy	6.0%
Real Estate	6.1%
Health Care	7.7%
Information Technology	8.5%
Consumer Discretionary	12.7%
Industrials	15.7%
Financials	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.3%
CNO Financial Group Inc	1.5%
Columbia Banking System Inc	1.3%
Resideo Technologies Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Commercial Metals Co, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Cleveland-Cliffs Inc	1.0%
Hancock Whitney Corp, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018194
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class I
Trading Symbol	SMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$137	1.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.31%.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%	[14]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares modestly underperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Easterly Investment Partners LLC was the largest contributor performance for the reporting period, attributable to positive stock selection in the energy and consumer discretionary sectors. LSV Asset Management also outperformed despite value headwinds due to positive stock selection in healthcare and financials. The value strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. contributed modestly to Fund performance due to strong stock selection in the industrials sector. Leeward Investments, LLC was the sole Fund sub-adviser to underperform the period, attributable to quality and low volatility style headwinds.

On a sector basis, positive stock selection in financials and industrials enhanced Fund performance for the period. This was partially offset by weak stock selection in materials and information technology. Sector positioning had a positive impact on Fund performance due largely to an underweight allocation to the real estate sector and an overweight to information technology.

On a factor basis, the Fund’s bias away from the most expensive stocks in the benchmark index presented a steep headwind to performance. Pro-quality positioning also significantly detracted from performance. Both of these negative effects were offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Value Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$111,336	$115,430	$118,809
Sep/17	$128,444	$136,911	$143,222
Sep/18	$136,912	$161,433	$156,582
Sep/19	$123,457	$168,300	$143,672
Sep/20	$103,458	$193,796	$122,293
Sep/21	$164,549	$251,944	$200,469
Sep/22	$136,960	$212,963	$165,013
Sep/23	$155,730	$259,000	$177,954
Sep/24	$191,680	$353,150	$224,006
Sep/25	$206,765	$415,297	$241,669

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class I Shares	7.87%	14.85%	7.53%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Value Index (USD)	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 299,414,000
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 1,670
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$299,414	451	$1,670	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange-Traded Fund	0.3%
Cash Equivalent	1.3%
Utilities	2.1%
Communication Services	2.1%
Consumer Staples	4.1%
Materials	5.8%
Energy	6.0%
Real Estate	6.1%
Health Care	7.7%
Information Technology	8.5%
Consumer Discretionary	12.7%
Industrials	15.7%
Financials	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.3%
CNO Financial Group Inc	1.5%
Columbia Banking System Inc	1.3%
Resideo Technologies Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Commercial Metals Co, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Cleveland-Cliffs Inc	1.0%
Hancock Whitney Corp, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147388
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class Y
Trading Symbol	SPVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$89	0.85%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly outperformed its benchmark, the Russell 2000 Value Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Easterly Investment Partners LLC was the largest contributor performance for the reporting period, attributable to positive stock selection in the energy and consumer discretionary sectors. LSV Asset Management also outperformed despite value headwinds due to positive stock selection in healthcare and financials. The value strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. contributed modestly to Fund performance due to strong stock selection in the industrials sector. Leeward Investments, LLC was the sole Fund sub-adviser to underperform the period, attributable to quality and low volatility style headwinds.

On a sector basis, positive stock selection in financials and industrials enhanced Fund performance for the period. This was partially offset by weak stock selection in materials and information technology. Sector positioning had a positive impact on Fund performance due largely to an underweight allocation to the real estate sector and an overweight to information technology.

On a factor basis, the Fund’s bias away from the most expensive stocks in the benchmark index presented a steep headwind to performance. Pro-quality positioning also significantly detracted from performance. Both of these negative effects were offset by positive stock selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Value Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Value Index (USD)
Oct/15	$100,000	$100,000	$100,000
Sep/16	$106,039	$106,451	$112,509
Sep/17	$122,941	$126,261	$135,628
Sep/18	$131,631	$148,874	$148,280
Sep/19	$119,236	$155,207	$136,054
Sep/20	$100,401	$178,720	$115,809
Sep/21	$160,484	$232,345	$189,840
Sep/22	$134,166	$196,396	$156,264
Sep/23	$153,376	$238,852	$168,519
Sep/24	$189,571	$325,678	$212,129
Sep/25	$205,497	$382,990	$228,855

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Value Fund, Class Y Shares	8.40%	15.40%	8.04%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Value Index (USD)	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 299,414,000
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 1,670
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$299,414	451	$1,670	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange-Traded Fund	0.3%
Cash Equivalent	1.3%
Utilities	2.1%
Communication Services	2.1%
Consumer Staples	4.1%
Materials	5.8%
Energy	6.0%
Real Estate	6.1%
Health Care	7.7%
Information Technology	8.5%
Consumer Discretionary	12.7%
Industrials	15.7%
Financials	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.3%
CNO Financial Group Inc	1.5%
Columbia Banking System Inc	1.3%
Resideo Technologies Inc	1.3%
Old National Bancorp/IN, Cl A	1.2%
Commercial Metals Co, Cl A	1.2%
Photronics Inc	1.2%
Sanmina Corp	1.1%
Cleveland-Cliffs Inc	1.0%
Hancock Whitney Corp, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018191
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class F
Trading Symbol	SSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$113	1.10%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%	[16]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2025.

All Fund sub-advisers detracted from performance for the reporting period due to the prevalence of riskier, more speculative assets within the benchmark outperforming. The Informed Momentum Company LLC was the smallest detractor due to momentum and growth style tailwinds. Jackson Creek Investment Advisors LLC was hampered by value style headwinds, which partially offset tailwinds to momentum. The momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. weighed on Fund performance given its larger-quality bias, which outweighed momentum style tailwinds. Polen Capital Management, LLC’s (Polen) strategy hampered Fund performance on quality style headwinds and poor stock selection within the information technology and industrials sector. Geneva Capital Management LLC (Geneva), which was hired as a Fund sub-adviser in June 2025, underperformed the benchmark because of quality and low volatility headwinds plus poor stock selection within the industrials and information technology sectors.

From a sector perspective, weak stock selection results in industrials and information technology were outsized detractors from Fund performance for the period. Sector positioning had a modestly positive impact attributable to an underweight to healthcare.

Fund performance for the period benefited from its tilt towards the momentum factor, but was hampered by its quality bias as low-quality stocks significantly outperformed the benchmark. The post- “Liberation Day” rally which was extended by artificial intelligence (AI) euphoria presented a meaningful headwind to Fund performance, but it we believe that this lower-quality rally will not persist.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Growth Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,496	$115,430	$112,124
Sep/17	$129,399	$136,911	$135,648
Sep/18	$162,071	$161,433	$164,222
Sep/19	$139,554	$168,300	$148,401
Sep/20	$147,481	$193,796	$171,722
Sep/21	$207,604	$251,944	$228,845
Sep/22	$155,248	$212,963	$161,858
Sep/23	$166,598	$259,000	$177,383
Sep/24	$215,422	$353,150	$226,443
Sep/25	$229,104	$415,297	$257,143

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class F Shares	6.35%	9.21%	8.64%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 295,002,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 1,571
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$295,002	401	$1,571	155%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	0.7%
Communication Services	0.8%
Cash Equivalent	0.9%
Energy	2.0%
Real Estate	2.4%
Consumer Staples	2.7%
Materials	3.5%
Consumer Discretionary	12.1%
Financials	15.2%
Health Care	15.9%
Information Technology	17.8%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.9%
Adtalem Global Education Inc	1.7%
Bridgebio Pharma Inc	1.4%
Stride Inc	1.3%
TTM Technologies Inc	1.3%
Credo Technology Group Holding Ltd	1.3%
UMB Financial Corp	1.2%
Urban Outfitters Inc	1.1%
Primoris Services Corp	1.0%
Sterling Infrastructure Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Over the reporting period, Polen was terminated as a Fund’s sub-adviser, while Geneva was added as a manager.
C000018190
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SPWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$140	1.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.34%.

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2025.

All Fund sub-advisers detracted from performance for the reporting period due to the prevalence of riskier, more speculative assets within the benchmark outperforming. The Informed Momentum Company LLC was the smallest detractor due to momentum and growth style tailwinds. Jackson Creek Investment Advisors LLC was hampered by value style headwinds, which partially offset tailwinds to momentum. The momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. weighed on Fund performance given its larger-quality bias, which outweighed momentum style tailwinds. Polen Capital Management, LLC’s (Polen) strategy hampered Fund performance on quality style headwinds and poor stock selection within the information technology and industrials sector. Geneva Capital Management LLC (Geneva), which was hired as a Fund sub-adviser in June 2025, underperformed the benchmark because of quality and low volatility headwinds plus poor stock selection within the industrials and information technology sectors.

From a sector perspective, weak stock selection results in industrials and information technology were outsized detractors from Fund performance for the period. Sector positioning had a modestly positive impact attributable to an underweight to healthcare.

Fund performance for the period benefited from its tilt towards the momentum factor, but was hampered by its quality bias as low-quality stocks significantly outperformed the benchmark. The post- “Liberation Day” rally which was extended by artificial intelligence (AI) euphoria presented a meaningful headwind to Fund performance, but it we believe that this lower-quality rally will not persist.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Growth Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,246	$115,430	$112,124
Sep/17	$128,783	$136,911	$135,648
Sep/18	$160,873	$161,433	$164,222
Sep/19	$138,148	$168,300	$148,401
Sep/20	$145,667	$193,796	$171,722
Sep/21	$204,547	$251,944	$228,845
Sep/22	$152,570	$212,963	$161,858
Sep/23	$163,302	$259,000	$177,383
Sep/24	$210,622	$353,150	$226,443
Sep/25	$223,455	$415,297	$257,143

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class I Shares	6.09%	8.93%	8.37%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 295,002,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 1,571
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$295,002	401	$1,571	155%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	0.7%
Communication Services	0.8%
Cash Equivalent	0.9%
Energy	2.0%
Real Estate	2.4%
Consumer Staples	2.7%
Materials	3.5%
Consumer Discretionary	12.1%
Financials	15.2%
Health Care	15.9%
Information Technology	17.8%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.9%
Adtalem Global Education Inc	1.7%
Bridgebio Pharma Inc	1.4%
Stride Inc	1.3%
TTM Technologies Inc	1.3%
Credo Technology Group Holding Ltd	1.3%
UMB Financial Corp	1.2%
Urban Outfitters Inc	1.1%
Primoris Services Corp	1.0%
Sterling Infrastructure Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Over the reporting period, Polen was terminated as a Fund’s sub-adviser, while Geneva was added as a manager.
C000147386
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$88	0.85%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%	[18]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2000 Growth Index, for the 12-month period ending September 30, 2025.

All Fund sub-advisers detracted from performance for the reporting period due to the prevalence of riskier, more speculative assets within the benchmark outperforming. The Informed Momentum Company LLC was the smallest detractor due to momentum and growth style tailwinds. Jackson Creek Investment Advisors LLC was hampered by value style headwinds, which partially offset tailwinds to momentum. The momentum strategy of the quantitative investment management (QIM) team within SEI Investments Management Corp. weighed on Fund performance given its larger-quality bias, which outweighed momentum style tailwinds. Polen Capital Management, LLC’s (Polen) strategy hampered Fund performance on quality style headwinds and poor stock selection within the information technology and industrials sector. Geneva Capital Management LLC (Geneva), which was hired as a Fund sub-adviser in June 2025, underperformed the benchmark because of quality and low volatility headwinds plus poor stock selection within the industrials and information technology sectors.

From a sector perspective, weak stock selection results in industrials and information technology were outsized detractors from Fund performance for the period. Sector positioning had a modestly positive impact attributable to an underweight to healthcare.

Fund performance for the period benefited from its tilt towards the momentum factor, but was hampered by its quality bias as low-quality stocks significantly outperformed the benchmark. The post- “Liberation Day” rally which was extended by artificial intelligence (AI) euphoria presented a meaningful headwind to Fund performance, but it we believe that this lower-quality rally will not persist.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Small Cap Growth Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Sep/16	$104,365	$106,451	$106,105
Sep/17	$124,786	$126,261	$128,367
Sep/18	$156,645	$148,874	$155,407
Sep/19	$135,210	$155,207	$140,435
Sep/20	$143,277	$178,720	$162,504
Sep/21	$202,175	$232,345	$216,561
Sep/22	$151,612	$196,396	$153,170
Sep/23	$163,102	$238,852	$167,861
Sep/24	$211,384	$325,678	$214,288
Sep/25	$225,363	$382,990	$243,340

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Growth Fund, Class Y Shares	6.61%	9.48%	8.91%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 295,002,000
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 1,571
InvestmentCompanyPortfolioTurnover	155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$295,002	401	$1,571	155%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	0.7%
Communication Services	0.8%
Cash Equivalent	0.9%
Energy	2.0%
Real Estate	2.4%
Consumer Staples	2.7%
Materials	3.5%
Consumer Discretionary	12.1%
Financials	15.2%
Health Care	15.9%
Information Technology	17.8%
Industrials	26.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.9%
Adtalem Global Education Inc	1.7%
Bridgebio Pharma Inc	1.4%
Stride Inc	1.3%
TTM Technologies Inc	1.3%
Credo Technology Group Holding Ltd	1.3%
UMB Financial Corp	1.2%
Urban Outfitters Inc	1.1%
Primoris Services Corp	1.0%
Sterling Infrastructure Inc	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

Over the reporting period, Polen was terminated as a Fund’s sub-adviser, while Geneva was added as a manager.
C000018202
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class F
Trading Symbol	STMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategies of both Hillsdale Investment Management Inc. and the quantitative investment management (QIM) team within SEI Investments Management Corp. outperformed the benchmark over the reporting period, benefitting from moderate tailwinds to the momentum factor. Easterly Investment Partners LLC outperformed as well, despite value style headwinds, through positive stock selection. Martingale Asset Management, LP moderately underperformed the benchmark as low volatility was broadly out of favor outside of the first quarter of 2025. QIM’s value strategy also weighed on Fund performance amid value style headwinds. Geneva Capital Management LLC was hampered by the quality style’s underperformance and poor stock selection.

On a sector basis, poor stock selection in information technology and financials detracted from Fund performance. This was partially offset by positive stock selection in the consumer discretionary sector. Sector positioning had a modestly positive impact on Fund performance largely because of an underweight allocation to real estate and an overweight to financials.

Fund performance for the reporting period generally benefited from positive active exposure to the momentum factor, but suffered style headwinds due to its higher-quality bias and avoidance of the most expensive stocks in the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Small/Mid Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,553	$115,430	$114,435
Sep/17	$126,908	$136,911	$134,796
Sep/18	$146,433	$161,433	$156,624
Sep/19	$134,326	$168,300	$150,290
Sep/20	$126,974	$193,796	$153,624
Sep/21	$183,504	$251,944	$222,799
Sep/22	$148,713	$212,963	$175,772
Sep/23	$163,901	$259,000	$195,606
Sep/24	$208,788	$353,150	$246,790
Sep/25	$223,358	$415,297	$271,864

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class F Shares	6.98%	11.96%	8.37%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 696,930,000
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 3,984
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$696,930	656	$3,984	36%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.2%
Utilities	1.3%
Communication Services	1.6%
Real Estate	3.5%
Energy	4.0%
Consumer Staples	4.2%
Materials	5.6%
Consumer Discretionary	11.6%
Health Care	11.9%
Information Technology	14.1%
Industrials	19.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Commercial Metals Co, Cl A	1.2%
ExlService Holdings Inc	1.2%
FNB Corp/PA	1.1%
Lincoln National Corp	1.1%
Columbia Banking System Inc	1.0%
Old National Bancorp/IN, Cl A	1.0%
Delek US Holdings Inc	0.9%
Astec Industries Inc	0.9%
Urban Outfitters Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147393
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class Y
Trading Symbol	STMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 2500 Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, the momentum strategies of both Hillsdale Investment Management Inc. and the quantitative investment management (QIM) team within SEI Investments Management Corp. outperformed the benchmark over the reporting period, benefitting from moderate tailwinds to the momentum factor. Easterly Investment Partners LLC outperformed as well, despite value style headwinds, through positive stock selection. Martingale Asset Management, LP moderately underperformed the benchmark as low volatility was broadly out of favor outside of the first quarter of 2025. QIM’s value strategy also weighed on Fund performance amid value style headwinds. Geneva Capital Management LLC was hampered by the quality style’s underperformance and poor stock selection.

On a sector basis, poor stock selection in information technology and financials detracted from Fund performance. This was partially offset by positive stock selection in the consumer discretionary sector. Sector positioning had a modestly positive impact on Fund performance largely because of an underweight allocation to real estate and an overweight to financials.

Fund performance for the reporting period generally benefited from positive active exposure to the momentum factor, but suffered style headwinds due to its higher-quality bias and avoidance of the most expensive stocks in the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Small/Mid Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$108,791	$115,430	$114,435
Sep/17	$127,441	$136,911	$134,796
Sep/18	$147,443	$161,433	$156,624
Sep/19	$135,469	$168,300	$150,290
Sep/20	$128,431	$193,796	$153,624
Sep/21	$185,979	$251,944	$222,799
Sep/22	$150,993	$212,963	$175,772
Sep/23	$166,832	$259,000	$195,606
Sep/24	$212,965	$353,150	$246,790
Sep/25	$228,298	$415,297	$271,864

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Small/Mid Cap Fund, Class Y Shares	7.20%	12.19%	8.61%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 696,930,000
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 3,984
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$696,930	656	$3,984	36%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.2%
Utilities	1.3%
Communication Services	1.6%
Real Estate	3.5%
Energy	4.0%
Consumer Staples	4.2%
Materials	5.6%
Consumer Discretionary	11.6%
Health Care	11.9%
Information Technology	14.1%
Industrials	19.8%
Financials	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.7%
Commercial Metals Co, Cl A	1.2%
ExlService Holdings Inc	1.2%
FNB Corp/PA	1.1%
Lincoln National Corp	1.1%
Columbia Banking System Inc	1.0%
Old National Bancorp/IN, Cl A	1.0%
Delek US Holdings Inc	0.9%
Astec Industries Inc	0.9%
Urban Outfitters Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018199
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class F
Trading Symbol	SEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$103	0.99%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%	[19]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Los Angeles Capital Management LLC (LA Capital) outperformed the Fund’s benchmark for the period, benefiting from moderate tailwinds to the momentum factor. The first quarter was the only stretch of underperformance for the manager, as the market shifted into a risk-off mode leading up to the Trump administration’s announcement on new tariffs on imports. As a trend-following approach, this rapid shift in risk appetite posed a challenge to LA Capital. Nonetheless, the manager outperformed in the other, more risk-on environments in the fourth quarter of 2024, and the second and third quarters of 2025.

Leeward Investments, LLC’s (Leeward) tilts toward both value and quality presented headwinds for the majority of the reporting period, as neither factor performed well. The first quarter was the lone exception, where quality–and low volatility in particular–outperformed. Outside of the first quarter of 2025, the market was in a risk-on mode and Leeward lagged the broader benchmark index. Leeward manages roughly 25% of the Fund’ assets, which limited this negative contribution to Fund performance for the period.

At the Fund level, a pro-momentum tilt generally bolstered performance for the reporting period, while positive quality positioning had little impact, and an underweight allocation to the most expensive names in the benchmark detracted from performance. From a sector perspective, stock selection in healthcare and industrials contributed positively to Fund performance, though these were offset by weak selection in communication services, financials, and information technology. Sector positioning had little effect on Fund performance, while an underweight to materials and an overweight to financials enhanced performance. Underweights to the information technology and communication services sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mid-Cap Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$114,102	$115,430	$114,249
Sep/17	$134,086	$136,911	$131,756
Sep/18	$152,068	$161,433	$150,176
Sep/19	$147,351	$168,300	$154,959
Sep/20	$143,119	$193,796	$162,014
Sep/21	$199,640	$251,944	$223,753
Sep/22	$168,348	$212,963	$180,359
Sep/23	$188,155	$259,000	$204,610
Sep/24	$241,871	$353,150	$264,618
Sep/25	$263,759	$415,297	$294,011

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class F Shares	9.05%	13.01%	10.18%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell Midcap Index (USD)	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 73,013,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 293
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,013	308	$293	62%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Communication Services	1.7%
Cash Equivalent	1.8%
Consumer Staples	2.9%
Materials	4.4%
Energy	5.1%
Real Estate	6.1%
Utilities	7.5%
Consumer Discretionary	10.3%
Information Technology	11.1%
Health Care	11.8%
Financials	17.3%
Industrials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Synchrony Financial	1.1%
Allstate Corp/The	1.1%
M&T Bank Corp	1.0%
Howmet Aerospace Inc	1.0%
Anglogold Ashanti PLC	1.0%
Gentex Corp	1.0%
AECOM	0.9%
Simon Property Group Inc	0.9%
Veeva Systems Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000030067
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class I
Trading Symbol	SIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$127	1.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%	[20]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Los Angeles Capital Management LLC (LA Capital) outperformed the Fund’s benchmark for the period, benefiting from moderate tailwinds to the momentum factor. The first quarter was the only stretch of underperformance for the manager, as the market shifted into a risk-off mode leading up to the Trump administration’s announcement on new tariffs on imports. As a trend-following approach, this rapid shift in risk appetite posed a challenge to LA Capital. Nonetheless, the manager outperformed in the other, more risk-on environments in the fourth quarter of 2024, and the second and third quarters of 2025.

Leeward Investments, LLC’s (Leeward) tilts toward both value and quality presented headwinds for the majority of the reporting period, as neither factor performed well. The first quarter was the lone exception, where quality–and low volatility in particular–outperformed. Outside of the first quarter of 2025, the market was in a risk-on mode and Leeward lagged the broader benchmark index. Leeward manages roughly 25% of the Fund’ assets, which limited this negative contribution to Fund performance for the period.

At the Fund level, a pro-momentum tilt generally bolstered performance for the reporting period, while positive quality positioning had little impact, and an underweight allocation to the most expensive names in the benchmark detracted from performance. From a sector perspective, stock selection in healthcare and industrials contributed positively to Fund performance, though these were offset by weak selection in communication services, financials, and information technology. Sector positioning had little effect on Fund performance, while an underweight to materials and an overweight to financials enhanced performance. Underweights to the information technology and communication services sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mid-Cap Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$113,843	$115,430	$114,249
Sep/17	$133,557	$136,911	$131,756
Sep/18	$151,068	$161,433	$150,176
Sep/19	$146,125	$168,300	$154,959
Sep/20	$141,558	$193,796	$162,014
Sep/21	$197,034	$251,944	$223,753
Sep/22	$165,745	$212,963	$180,359
Sep/23	$184,806	$259,000	$204,610
Sep/24	$237,132	$353,150	$264,618
Sep/25	$257,984	$415,297	$294,011

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class I Shares	8.79%	12.75%	9.94%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell Midcap Index (USD)	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 73,013,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 293
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,013	308	$293	62%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Communication Services	1.7%
Cash Equivalent	1.8%
Consumer Staples	2.9%
Materials	4.4%
Energy	5.1%
Real Estate	6.1%
Utilities	7.5%
Consumer Discretionary	10.3%
Information Technology	11.1%
Health Care	11.8%
Financials	17.3%
Industrials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Synchrony Financial	1.1%
Allstate Corp/The	1.1%
M&T Bank Corp	1.0%
Howmet Aerospace Inc	1.0%
Anglogold Ashanti PLC	1.0%
Gentex Corp	1.0%
AECOM	0.9%
Simon Property Group Inc	0.9%
Veeva Systems Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147391
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class Y
Trading Symbol	SFDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$78	0.75%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%	[21]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell Midcap Index, for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, Los Angeles Capital Management LLC (LA Capital) outperformed the Fund’s benchmark for the period, benefiting from moderate tailwinds to the momentum factor. The first quarter was the only stretch of underperformance for the manager, as the market shifted into a risk-off mode leading up to the Trump administration’s announcement on new tariffs on imports. As a trend-following approach, this rapid shift in risk appetite posed a challenge to LA Capital. Nonetheless, the manager outperformed in the other, more risk-on environments in the fourth quarter of 2024, and the second and third quarters of 2025.

Leeward Investments, LLC’s (Leeward) tilts toward both value and quality presented headwinds for the majority of the reporting period, as neither factor performed well. The first quarter was the lone exception, where quality–and low volatility in particular–outperformed. Outside of the first quarter of 2025, the market was in a risk-on mode and Leeward lagged the broader benchmark index. Leeward manages roughly 25% of the Fund’ assets, which limited this negative contribution to Fund performance for the period.

At the Fund level, a pro-momentum tilt generally bolstered performance for the reporting period, while positive quality positioning had little impact, and an underweight allocation to the most expensive names in the benchmark detracted from performance. From a sector perspective, stock selection in healthcare and industrials contributed positively to Fund performance, though these were offset by weak selection in communication services, financials, and information technology. Sector positioning had little effect on Fund performance, while an underweight to materials and an overweight to financials enhanced performance. Underweights to the information technology and communication services sectors detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Mid-Cap Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell Midcap Index (USD)
Oct/15	$100,000	$100,000	$100,000
Sep/16	$107,556	$106,451	$107,580
Sep/17	$126,743	$126,261	$124,064
Sep/18	$144,079	$148,874	$141,409
Sep/19	$139,969	$155,207	$145,913
Sep/20	$136,323	$178,720	$152,556
Sep/21	$190,585	$232,345	$210,691
Sep/22	$161,080	$196,396	$169,830
Sep/23	$180,472	$238,852	$192,665
Sep/24	$232,636	$325,678	$249,171
Sep/25	$254,315	$382,990	$276,847

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Mid-Cap Fund, Class Y Shares	9.32%	13.28%	10.46%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell Midcap Index (USD)	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 73,013,000
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 293
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,013	308	$293	62%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Communication Services	1.7%
Cash Equivalent	1.8%
Consumer Staples	2.9%
Materials	4.4%
Energy	5.1%
Real Estate	6.1%
Utilities	7.5%
Consumer Discretionary	10.3%
Information Technology	11.1%
Health Care	11.8%
Financials	17.3%
Industrials	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Synchrony Financial	1.1%
Allstate Corp/The	1.1%
M&T Bank Corp	1.0%
Howmet Aerospace Inc	1.0%
Anglogold Ashanti PLC	1.0%
Gentex Corp	1.0%
AECOM	0.9%
Simon Property Group Inc	0.9%
Veeva Systems Inc, Cl A	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018203
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$94	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%	[22]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, detracted from performance. An overweight to communication services and underweight to utilities bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by the lack of exposure to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks and defensive positioning. Stock selection was challenged in information technology, industrials, communication services, and financials.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. The manager’s stock selection was particularly favorable in healthcare, information technology, consumer discretionary, and utilities.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	U.S. Managed Volatility Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,011	$115,430	$114,964	$116,595
Sep/17	$125,289	$136,911	$136,470	$131,214
Sep/18	$140,115	$161,433	$160,461	$150,780
Sep/19	$151,170	$168,300	$165,143	$171,930
Sep/20	$143,813	$193,796	$189,916	$174,122
Sep/21	$173,137	$251,944	$250,453	$203,038
Sep/22	$162,782	$212,963	$206,305	$184,461
Sep/23	$179,436	$259,000	$248,517	$205,105
Sep/24	$224,154	$353,150	$335,979	$260,915
Sep/25	$243,353	$415,297	$394,470	$275,044

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class F Shares	8.57%	11.09%	9.30%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 552,857,000
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 1,788
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$552,857	249	$1,788	68%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	1.2%
Materials	1.5%
Energy	2.1%
Utilities	2.9%
Financials	8.2%
Consumer Discretionary	8.3%
Industrials	8.3%
Communication Services	13.0%
Consumer Staples	13.3%
Health Care	18.0%
Information Technology	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.1%
Cisco Systems Inc	2.1%
Verizon Communications Inc	2.0%
Johnson & Johnson	1.9%
Altria Group Inc	1.8%
Electronic Arts Inc	1.8%
Microsoft Corp	1.6%
eBay Inc	1.6%
Bristol-Myers Squibb Co	1.6%
Gilead Sciences Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired to directly manage a portion of the Fund’s assets.
C000036885
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class I
Trading Symbol	SEVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class I Shares	$120	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%	[23]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, detracted from performance. An overweight to communication services and underweight to utilities bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by the lack of exposure to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks and defensive positioning. Stock selection was challenged in information technology, industrials, communication services, and financials.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. The manager’s stock selection was particularly favorable in healthcare, information technology, consumer discretionary, and utilities.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	U.S. Managed Volatility Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$111,760	$115,430	$114,964	$116,595
Sep/17	$124,697	$136,911	$136,470	$131,214
Sep/18	$139,101	$161,433	$160,461	$150,780
Sep/19	$149,700	$168,300	$165,143	$171,930
Sep/20	$141,966	$193,796	$189,916	$174,122
Sep/21	$170,597	$251,944	$250,453	$203,038
Sep/22	$159,923	$212,963	$206,305	$184,461
Sep/23	$175,735	$259,000	$248,517	$205,105
Sep/24	$219,041	$353,150	$335,979	$260,915
Sep/25	$237,245	$415,297	$394,470	$275,044

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class I Shares	8.31%	10.82%	9.02%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 552,857,000
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 1,788
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$552,857	249	$1,788	68%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	1.2%
Materials	1.5%
Energy	2.1%
Utilities	2.9%
Financials	8.2%
Consumer Discretionary	8.3%
Industrials	8.3%
Communication Services	13.0%
Consumer Staples	13.3%
Health Care	18.0%
Information Technology	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.1%
Cisco Systems Inc	2.1%
Verizon Communications Inc	2.0%
Johnson & Johnson	1.9%
Altria Group Inc	1.8%
Electronic Arts Inc	1.8%
Microsoft Corp	1.6%
eBay Inc	1.6%
Bristol-Myers Squibb Co	1.6%
Gilead Sciences Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired to directly manage a portion of the Fund’s assets.
C000147394
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SUSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$68	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%	[24]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due largely to the strategy’s tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, detracted from performance. An overweight to communication services and underweight to utilities bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by the lack of exposure to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks and defensive positioning. Stock selection was challenged in information technology, industrials, communication services, and financials.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. The manager’s stock selection was particularly favorable in healthcare, information technology, consumer discretionary, and utilities.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	U.S. Managed Volatility Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,281	$115,430	$114,964	$116,595
Sep/17	$125,902	$136,911	$136,470	$131,214
Sep/18	$141,148	$161,433	$160,461	$150,780
Sep/19	$152,660	$168,300	$165,143	$171,930
Sep/20	$145,611	$193,796	$189,916	$174,122
Sep/21	$175,729	$251,944	$250,453	$203,038
Sep/22	$165,658	$212,963	$206,305	$184,461
Sep/23	$182,953	$259,000	$248,517	$205,105
Sep/24	$229,152	$353,150	$335,979	$260,915
Sep/25	$249,407	$415,297	$394,470	$275,044

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class Y Shares	8.84%	11.36%	9.57%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 552,857,000
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 1,788
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$552,857	249	$1,788	68%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	1.2%
Materials	1.5%
Energy	2.1%
Utilities	2.9%
Financials	8.2%
Consumer Discretionary	8.3%
Industrials	8.3%
Communication Services	13.0%
Consumer Staples	13.3%
Health Care	18.0%
Information Technology	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.1%
Cisco Systems Inc	2.1%
Verizon Communications Inc	2.0%
Johnson & Johnson	1.9%
Altria Group Inc	1.8%
Electronic Arts Inc	1.8%
Microsoft Corp	1.6%
eBay Inc	1.6%
Bristol-Myers Squibb Co	1.6%
Gilead Sciences Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired to directly manage a portion of the Fund’s assets.
C000030063
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$114	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.08%.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%	[25]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility stocks detracted from performance for the period. The Fund’s defensive sector positioning hampered performance as higher-beta sectors outperformed lower-beta sectors. Exposure to smaller-cap stocks was a common detractor among the Fund’s sub-advisers during the period.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark over the reporting period due largely to the strategy’s tilt toward low-volatility stocks. Overweights to consumer staples and healthcare, as well as underweights to financials and information technology, hampered Fund performance, while an overweight to communication services was a contributor. Stock selection in information technology, industrials, financials, and communication services weighed on performance, while stock selection in healthcare bolstered performance.

Acadian Asset Management LLC underperformed due to the strategy’s exposure to low-volatility stocks. An overweight to consumer staples and underweights to financials and information technology also were detractors; this was partially offset by an overweight to communication services. Stock selection in information technology, communication services, and financials hampered Fund performance, though favorable selection in healthcare and consumer staples had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. Allspring benefited from strong stock selection in the information technology, healthcare, financials, and consumer discretionary sectors.

Regarding the use of derivatives during the period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for Fund withdrawals. This contributed to the Fund’s positive absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global Managed Volatility Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$113,078	$109,257	$111,358	$116,680
Sep/17	$125,699	$130,682	$131,586	$127,521
Sep/18	$135,907	$132,985	$146,373	$140,716
Sep/19	$142,365	$131,351	$149,049	$155,988
Sep/20	$136,204	$135,293	$164,560	$156,033
Sep/21	$155,823	$167,650	$211,988	$176,271
Sep/22	$141,510	$125,458	$170,369	$154,570
Sep/23	$158,823	$151,037	$207,771	$171,126
Sep/24	$194,199	$189,329	$275,144	$210,567
Sep/25	$213,630	$220,465	$322,601	$224,874

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class F Shares	10.01%	9.42%	7.89%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI World Index (USD) (NR)Footnote Reference†	17.25%	14.41%	12.43%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	6.79%	7.58%	8.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 752,688,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 4,002
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$752,688	463	$4,002	78%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	4.2%
Norway	1.6%
Germany	1.6%
Israel	1.7%
France	2.0%
Spain	2.3%
Hong Kong	2.5%
Canada	2.9%
Netherlands	3.0%
United Kingdom	4.1%
Switzerland	4.6%
Japan	9.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Electronic Arts Inc	1.9%
Johnson & Johnson	1.8%
Cisco Systems Inc	1.8%
Visa Inc, Cl A	1.6%
Microsoft Corp	1.6%
Novartis AG	1.6%
Koninklijke Ahold Delhaize NV	1.6%
McKesson Corp	1.6%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser.
C000036887
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class I
Trading Symbol	SGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$141	1.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%	[26]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility stocks detracted from performance for the period. The Fund’s defensive sector positioning hampered performance as higher-beta sectors outperformed lower-beta sectors. Exposure to smaller-cap stocks was a common detractor among the Fund’s sub-advisers during the period.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark over the reporting period due largely to the strategy’s tilt toward low-volatility stocks. Overweights to consumer staples and healthcare, as well as underweights to financials and information technology, hampered Fund performance, while an overweight to communication services was a contributor. Stock selection in information technology, industrials, financials, and communication services weighed on performance, while stock selection in healthcare bolstered performance.

Acadian Asset Management LLC underperformed due to the strategy’s exposure to low-volatility stocks. An overweight to consumer staples and underweights to financials and information technology also were detractors; this was partially offset by an overweight to communication services. Stock selection in information technology, communication services, and financials hampered Fund performance, though favorable selection in healthcare and consumer staples had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. Allspring benefited from strong stock selection in the information technology, healthcare, financials, and consumer discretionary sectors.

Regarding the use of derivatives during the period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for Fund withdrawals. This contributed to the Fund’s positive absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global Managed Volatility Fund, Class I Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,973	$109,257	$111,358	$116,680
Sep/17	$125,171	$130,682	$131,586	$127,521
Sep/18	$135,027	$132,985	$146,373	$140,716
Sep/19	$141,040	$131,351	$149,049	$155,988
Sep/20	$134,673	$135,293	$164,560	$156,033
Sep/21	$153,536	$167,650	$211,988	$176,271
Sep/22	$139,157	$125,458	$170,369	$154,570
Sep/23	$155,949	$151,037	$207,771	$171,126
Sep/24	$190,038	$189,329	$275,144	$210,567
Sep/25	$208,564	$220,465	$322,601	$224,874

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class I Shares	9.75%	9.14%	7.63%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI World Index (USD) (NR)Footnote Reference†	17.25%	14.41%	12.43%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	6.79%	7.58%	8.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 752,688,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 4,002
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$752,688	463	$4,002	78%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	4.2%
Norway	1.6%
Germany	1.6%
Israel	1.7%
France	2.0%
Spain	2.3%
Hong Kong	2.5%
Canada	2.9%
Netherlands	3.0%
United Kingdom	4.1%
Switzerland	4.6%
Japan	9.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Electronic Arts Inc	1.9%
Johnson & Johnson	1.8%
Cisco Systems Inc	1.8%
Visa Inc, Cl A	1.6%
Microsoft Corp	1.6%
Novartis AG	1.6%
Koninklijke Ahold Delhaize NV	1.6%
McKesson Corp	1.6%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser.
C000147396
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SGLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$88	0.84%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.83%.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%	[27]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the MSCI World Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility stocks detracted from performance for the period. The Fund’s defensive sector positioning hampered performance as higher-beta sectors outperformed lower-beta sectors. Exposure to smaller-cap stocks was a common detractor among the Fund’s sub-advisers during the period.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark over the reporting period due largely to the strategy’s tilt toward low-volatility stocks. Overweights to consumer staples and healthcare, as well as underweights to financials and information technology, hampered Fund performance, while an overweight to communication services was a contributor. Stock selection in information technology, industrials, financials, and communication services weighed on performance, while stock selection in healthcare bolstered performance.

Acadian Asset Management LLC underperformed due to the strategy’s exposure to low-volatility stocks. An overweight to consumer staples and underweights to financials and information technology also were detractors; this was partially offset by an overweight to communication services. Stock selection in information technology, communication services, and financials hampered Fund performance, though favorable selection in healthcare and consumer staples had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period. Allspring benefited from strong stock selection in the information technology, healthcare, financials, and consumer discretionary sectors.

Regarding the use of derivatives during the period, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for Fund withdrawals. This contributed to the Fund’s positive absolute return for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global Managed Volatility Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI World Index (USD) (NR)Footnote Reference†	MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$113,488	$109,257	$111,358	$116,680
Sep/17	$126,334	$130,682	$131,586	$127,521
Sep/18	$137,022	$132,985	$146,373	$140,716
Sep/19	$143,805	$131,351	$149,049	$155,988
Sep/20	$137,945	$135,293	$164,560	$156,033
Sep/21	$158,160	$167,650	$211,988	$176,271
Sep/22	$144,006	$125,458	$170,369	$154,570
Sep/23	$162,176	$151,037	$207,771	$171,126
Sep/24	$198,682	$189,329	$275,144	$210,567
Sep/25	$219,067	$220,465	$322,601	$224,874

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global Managed Volatility Fund, Class Y Shares	10.26%	9.69%	8.16%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI World Index (USD) (NR)Footnote Reference†	17.25%	14.41%	12.43%
MSCI World Minimum Volatility Index (USD) (NR)Footnote Reference†	6.79%	7.58%	8.44%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 752,688,000
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 4,002
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$752,688	463	$4,002	78%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	4.2%
Norway	1.6%
Germany	1.6%
Israel	1.7%
France	2.0%
Spain	2.3%
Hong Kong	2.5%
Canada	2.9%
Netherlands	3.0%
United Kingdom	4.1%
Switzerland	4.6%
Japan	9.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	2.0%
Electronic Arts Inc	1.9%
Johnson & Johnson	1.8%
Cisco Systems Inc	1.8%
Visa Inc, Cl A	1.6%
Microsoft Corp	1.6%
Novartis AG	1.6%
Koninklijke Ahold Delhaize NV	1.6%
McKesson Corp	1.6%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser.
C000047774
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class F
Trading Symbol	TMMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$95	0.92%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%	[28]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due to its tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, also detracted from performance. An underweight to the real estate sector bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an underweight to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an overweight to communication services and underweight to financials. Stock selection in information technology and communication services weighed on performance.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Managed Volatility Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,239	$115,430	$114,964	$116,595
Sep/17	$126,645	$136,911	$136,470	$131,214
Sep/18	$142,171	$161,433	$160,461	$150,780
Sep/19	$152,346	$168,300	$165,143	$171,930
Sep/20	$150,012	$193,796	$189,916	$174,122
Sep/21	$181,155	$251,944	$250,453	$203,038
Sep/22	$176,670	$212,963	$206,305	$184,461
Sep/23	$196,072	$259,000	$248,517	$205,105
Sep/24	$253,479	$353,150	$335,979	$260,915
Sep/25	$271,529	$415,297	$394,470	$275,044

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class F Shares	7.12%	12.60%	10.50%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 687,481,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 2,444
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$687,481	182	$2,444	43%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.5%
Cash Equivalent	2.4%
Materials	2.6%
Utilities	3.9%
Consumer Discretionary	7.3%
Industrials	9.3%
Financials	10.5%
Communication Services	11.4%
Consumer Staples	13.5%
Health Care	15.0%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	2.3%
Cisco Systems Inc	2.0%
AT&T Inc	2.0%
AutoZone Inc	1.9%
Walmart Inc	1.7%
Waste Management Inc	1.7%
Verizon Communications Inc	1.7%
AbbVie Inc	1.6%
Apple Inc	1.6%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired as a Fund manager.
C000147398
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class Y
Trading Symbol	STVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$69	0.67%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%	[29]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Russell 3000 Index, for the 12-month period ending September 30, 2025.

The Fund’s exposure to low-volatility and value stocks detracted from performance for the reporting period. The Fund’s defensive sector positioning also weighed on performance as the higher-beta sectors outperformed the lower-beta sectors.

Among the Fund's sub-advisers, LSV Asset Management underperformed due to its tilt toward low-volatility and value stocks. An overweight to consumer staples and health care, as well as an underweight to information technology, also detracted from performance. An underweight to the real estate sector bolstered performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation also underperformed given the strategy’s exposure to low-volatility and value stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an underweight to real estate. Fund performance was hampered by stock selection in information technology, industrials, and communication services, and benefited from stock selection in healthcare.

Acadian Asset Management LLC (Acadian) underperformed following its addition as a Fund sub-adviser in April 2025, due mainly to its exposure to low-volatility stocks. An overweight to consumer staples and healthcare, as well as an underweight to information technology, detracted from performance. This was partially offset by an overweight to communication services and underweight to financials. Stock selection in information technology and communication services weighed on performance.

Allspring Global Investments, LLC (Allspring) outperformed for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high-beta stocks during this period.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This benefited Fund performance for the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed Managed Volatility Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$112,424	$115,430	$114,964	$116,595
Sep/17	$127,176	$136,911	$136,470	$131,214
Sep/18	$143,203	$161,433	$160,461	$150,780
Sep/19	$153,835	$168,300	$165,143	$171,930
Sep/20	$151,781	$193,796	$189,916	$174,122
Sep/21	$183,833	$251,944	$250,453	$203,038
Sep/22	$179,642	$212,963	$206,305	$184,461
Sep/23	$199,873	$259,000	$248,517	$205,105
Sep/24	$259,053	$353,150	$335,979	$260,915
Sep/25	$278,200	$415,297	$394,470	$275,044

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Managed Volatility Fund, Class Y Shares	7.39%	12.88%	10.77%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
MSCI USA Minimum Volatility (USD) (NR)Footnote Reference†	5.42%	9.57%	10.65%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 687,481,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 2,444
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$687,481	182	$2,444	43%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Energy	1.5%
Cash Equivalent	2.4%
Materials	2.6%
Utilities	3.9%
Consumer Discretionary	7.3%
Industrials	9.3%
Financials	10.5%
Communication Services	11.4%
Consumer Staples	13.5%
Health Care	15.0%
Information Technology	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	2.3%
Cisco Systems Inc	2.0%
AT&T Inc	2.0%
AutoZone Inc	1.9%
Walmart Inc	1.7%
Waste Management Inc	1.7%
Verizon Communications Inc	1.7%
AbbVie Inc	1.6%
Apple Inc	1.6%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser, and Acadian was hired as a Fund manager.
C000171910
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class F
Trading Symbol	SMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2025.

Fund performance for the reporting period benefited from exposure to value stocks. Conversely, the exposure to low-volatility stocks detracted from performance. Exposure to smaller-cap stocks was a common headwind among the Fund’s sub-advisers.

LSV Asset Management outperformed the benchmark for the period due largely its tilt toward value stocks within the low-volatility segment of the market. Overweights to the financials sector and an underweight to healthcare contributed to performance. Stock selection was particularly favorable in the consumer staples and healthcare sectors.

Acadian Asset Management LLC performed roughly in line with the benchmark during the period. Exposure to low-volatility stocks detracted from performance, but stock selection among low-volatility stocks had a positive impact. Stock selection in healthcare and consumer staples benefited performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks detracted from performance, while holdings in value stocks had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high beta stocks during this period. Exposure to value stocks also bolstered performance. Stock selection was particularly favorable within the industrials, information technology, consumer discretionary, and consumer staples sectors.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed International Managed Volatility Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/16	$100,000	$100,000	$100,000	$100,000
Sep/17	$115,647	$121,355	$122,295	$114,813
Sep/18	$116,724	$123,493	$125,642	$121,038
Sep/19	$113,504	$121,976	$123,959	$125,336
Sep/20	$110,007	$125,637	$124,572	$121,342
Sep/21	$124,565	$155,684	$156,625	$137,007
Sep/22	$98,811	$116,504	$117,264	$106,152
Sep/23	$119,406	$140,257	$147,338	$124,475
Sep/24	$145,299	$175,816	$183,827	$150,985
Sep/25	$168,717	$204,730	$211,380	$171,671

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class F Shares	16.12%	8.93%	6.01%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.41%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.71%
MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡	13.70%	7.19%	6.22%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 226,635,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 897
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$226,635	404	$897	66%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	13.3%
Norway	2.2%
Denmark	2.3%
Spain	3.4%
Netherlands	3.4%
Hong Kong	3.5%
Australia	4.1%
Singapore	4.1%
Germany	7.3%
France	8.4%
Switzerland	9.0%
United Kingdom	12.6%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.0%
Koninklijke Ahold Delhaize NV	1.7%
Orange SA	1.6%
Imperial Brands PLC	1.6%
Tesco PLC	1.4%
Deutsche Telekom AG	1.3%
WH Group Ltd	1.3%
Engie SA	1.3%
Bridgestone Corp	1.2%
Telenor ASA	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser and QIM was added to directly manage a portion of the Fund’s assets.
C000171911
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the MSCI EAFE Index, for the 12-month period ending September 30, 2025.

Fund performance for the reporting period benefited from exposure to value stocks. Conversely, the exposure to low-volatility stocks detracted from performance. Exposure to smaller-cap stocks was a common headwind among the Fund’s sub-advisers.

LSV Asset Management outperformed the benchmark for the period due largely its tilt toward value stocks within the low-volatility segment of the market. Overweights to the financials sector and an underweight to healthcare contributed to performance. Stock selection was particularly favorable in the consumer staples and healthcare sectors.

Acadian Asset Management LLC performed roughly in line with the benchmark during the period. Exposure to low-volatility stocks detracted from performance, but stock selection among low-volatility stocks had a positive impact. Stock selection in healthcare and consumer staples benefited performance.

The quantitative investment management (QIM) team within SEI Investments Management Corporation underperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks detracted from performance, while holdings in value stocks had a positive impact.

Allspring Global Investments, LLC (Allspring) outperformed the benchmark for the period of time that it was a Fund sub-adviser. Exposure to low-volatility stocks contributed to performance as low-beta stocks outperformed high beta stocks during this period. Exposure to value stocks also bolstered performance. Stock selection was particularly favorable within the industrials, information technology, consumer discretionary, and consumer staples sectors.

Regarding the use of derivatives, the Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This contributed positively to Fund performance for the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Managed International Managed Volatility Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡
Oct/16	$100,000	$100,000	$100,000	$100,000
Sep/17	$115,904	$121,355	$122,295	$114,813
Sep/18	$117,245	$123,493	$125,642	$121,038
Sep/19	$114,350	$121,976	$123,959	$125,336
Sep/20	$111,101	$125,637	$124,572	$121,342
Sep/21	$126,076	$155,684	$156,625	$137,007
Sep/22	$100,308	$116,504	$117,264	$106,152
Sep/23	$121,392	$140,257	$147,338	$124,475
Sep/24	$148,083	$175,816	$183,827	$150,985
Sep/25	$172,432	$204,730	$211,380	$171,671

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Managed International Managed Volatility Fund, Class Y Shares	16.44%	9.19%	6.27%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.41%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.71%
MSCI EAFE Minimum Volatility (USD) (NR)Footnote Reference†Footnote Reference‡	13.70%	7.19%	6.22%

Performance Inception Date	Oct. 17, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 226,635,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 897
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$226,635	404	$897	66%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	13.3%
Norway	2.2%
Denmark	2.3%
Spain	3.4%
Netherlands	3.4%
Hong Kong	3.5%
Australia	4.1%
Singapore	4.1%
Germany	7.3%
France	8.4%
Switzerland	9.0%
United Kingdom	12.6%
Japan	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.0%
Koninklijke Ahold Delhaize NV	1.7%
Orange SA	1.6%
Imperial Brands PLC	1.6%
Tesco PLC	1.4%
Deutsche Telekom AG	1.3%
WH Group Ltd	1.3%
Engie SA	1.3%
Bridgestone Corp	1.2%
Telenor ASA	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

In April 2025, Allspring was terminated as a Fund sub-adviser and QIM was added to directly manage a portion of the Fund’s assets.
C000018189
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class F
Trading Symbol	SETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$114	1.15%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.15%	[30]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Wilshire US Real Estate Securities Index, for the 12-month period ending September 30, 2025.

Real estate investment trusts (REITs), as measured by the Wilshire US Real Estate Securities Index, largely trailed the broader U.S. equity market over the reporting period, remaining nearly flat year-over-year in an environment defined by large risk appetite and volatility fueled by artificial intelligence (AI) and the Trump administration’s tariffs on imports. The Fund’s sole sub-adviser—CenterSquare Investment Management—narrowly lagged the Fund’s benchmark over the reporting period, experiencing poor stock selection in industrial and retail-related REITs. This was partially offset by strong selection in diversified and hotel REITs. Sector positioning had a modestly positive impact on performance, benefiting from an overweight allocation to healthcare REITs, which was partially offset by an underweight to the real estate services sector. At the security level, holdings in American Healthcare REIT, Public Storage, and Ventas Inc. were the top performers for the period while Lineage Inc., United Dominion Realty Trust, and Welltower Inc. were the most notable underperformers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Estate Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Wilshire US Real Estate Securities Index (RESI) (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$117,126	$115,430	$118,449
Sep/17	$116,456	$136,911	$119,398
Sep/18	$122,322	$161,433	$124,300
Sep/19	$143,548	$168,300	$147,014
Sep/20	$123,148	$193,796	$120,920
Sep/21	$170,451	$251,944	$166,976
Sep/22	$140,783	$212,963	$137,658
Sep/23	$144,577	$259,000	$143,275
Sep/24	$196,027	$353,150	$191,352
Sep/25	$193,990	$415,297	$191,752

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class F Shares	-1.04%	9.51%	6.85%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Wilshire US Real Estate Securities Index (RESI) (USD)	0.21%	9.66%	6.73%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 73,609,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 387
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,609	61	$387	72%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.1%
Real Estate	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	7.2%
American Tower Corp, Cl A	6.1%
Equinix Inc	5.9%
Prologis Inc	4.8%
Digital Realty Trust Inc, Cl A	4.7%
Ventas Inc	3.9%
Extra Space Storage Inc	3.7%
UDR Inc,	2.6%
Public Storage	2.6%
Healthpeak Properties Inc	2.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000036883
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class I
Trading Symbol	SEIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$137	1.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.38%	[31]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Wilshire US Real Estate Securities Index, for the 12-month period ending September 30, 2025.

Real estate investment trusts (REITs), as measured by the Wilshire US Real Estate Securities Index, largely trailed the broader U.S. equity market over the reporting period, remaining nearly flat year-over-year in an environment defined by large risk appetite and volatility fueled by artificial intelligence (AI) and the Trump administration’s tariffs on imports. The Fund’s sole sub-adviser—CenterSquare Investment Management—narrowly lagged the Fund’s benchmark over the reporting period, experiencing poor stock selection in industrial and retail-related REITs. This was partially offset by strong selection in diversified and hotel REITs. Sector positioning had a modestly positive impact on performance, benefiting from an overweight allocation to healthcare REITs, which was partially offset by an underweight to the real estate services sector. At the security level, holdings in American Healthcare REIT, Public Storage, and Ventas Inc. were the top performers for the period while Lineage Inc., United Dominion Realty Trust, and Welltower Inc. were the most notable underperformers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Estate Fund, Class I Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Wilshire US Real Estate Securities Index (RESI) (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$116,905	$115,430	$118,449
Sep/17	$115,967	$136,911	$119,398
Sep/18	$121,531	$161,433	$124,300
Sep/19	$142,262	$168,300	$147,014
Sep/20	$121,800	$193,796	$120,920
Sep/21	$168,254	$251,944	$166,976
Sep/22	$138,750	$212,963	$137,658
Sep/23	$142,129	$259,000	$143,275
Sep/24	$192,225	$353,150	$191,352
Sep/25	$189,815	$415,297	$191,752

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class I Shares	-1.25%	9.28%	6.62%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Wilshire US Real Estate Securities Index (RESI) (USD)	0.21%	9.66%	6.73%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 73,609,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 387
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,609	61	$387	72%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.1%
Real Estate	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	7.2%
American Tower Corp, Cl A	6.1%
Equinix Inc	5.9%
Prologis Inc	4.8%
Digital Realty Trust Inc, Cl A	4.7%
Ventas Inc	3.9%
Extra Space Storage Inc	3.7%
UDR Inc,	2.6%
Public Storage	2.6%
Healthpeak Properties Inc	2.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147385
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class Y
Trading Symbol	SREYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$91	0.91%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%	[32]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Wilshire US Real Estate Securities Index, for the 12-month period ending September 30, 2025.

Real estate investment trusts (REITs), as measured by the Wilshire US Real Estate Securities Index, largely trailed the broader U.S. equity market over the reporting period, remaining nearly flat year-over-year in an environment defined by large risk appetite and volatility fueled by artificial intelligence (AI) and the Trump administration’s tariffs on imports. The Fund’s sole sub-adviser—CenterSquare Investment Management—narrowly lagged the Fund’s benchmark over the reporting period, experiencing poor stock selection in industrial and retail-related REITs. This was partially offset by strong selection in diversified and hotel REITs. Sector positioning had a modestly positive impact on performance, benefiting from an overweight allocation to healthcare REITs, which was partially offset by an underweight to the real estate services sector. At the security level, holdings in American Healthcare REIT, Public Storage, and Ventas Inc. were the top performers for the period while Lineage Inc., United Dominion Realty Trust, and Welltower Inc. were the most notable underperformers.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Estate Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Wilshire US Real Estate Securities Index (RESI) (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$117,492	$115,430	$118,449
Sep/17	$117,061	$136,911	$119,398
Sep/18	$123,271	$161,433	$124,300
Sep/19	$145,026	$168,300	$147,014
Sep/20	$124,665	$193,796	$120,920
Sep/21	$173,049	$251,944	$166,976
Sep/22	$143,319	$212,963	$137,658
Sep/23	$147,537	$259,000	$143,275
Sep/24	$200,493	$353,150	$191,352
Sep/25	$199,035	$415,297	$191,752

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Real Estate Fund, Class Y Shares	-0.73%	9.81%	7.13%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Wilshire US Real Estate Securities Index (RESI) (USD)	0.21%	9.66%	6.73%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 73,609,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 387
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,609	61	$387	72%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	2.1%
Real Estate	97.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	7.2%
American Tower Corp, Cl A	6.1%
Equinix Inc	5.9%
Prologis Inc	4.8%
Digital Realty Trust Inc, Cl A	4.7%
Ventas Inc	3.9%
Extra Space Storage Inc	3.7%
UDR Inc,	2.6%
Public Storage	2.6%
Healthpeak Properties Inc	2.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000018187
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class F
Trading Symbol	TRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$69	0.68%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%	[33]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September.

The Fund’s overweight and security selection in agency mortgage-backed securities (MBS) bolstered performance for the period. Security selection in corporate bonds also added to performance; this was partially offset by an underweight to the sector. An overweight allocation to asset-backed securities (ABS) benefited Fund performance, most notably positions in prime tranches and an overweight to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisers, Allspring Global Investments, LLC outperformed the Fund’s benchmark during the period due to security selection in corporates and securitized assets. MetLife Investment Management, LLC also outperformed, benefiting from security selection in both corporate bonds and ABS. Jennison Associates LLC performed well as its yield-curve positioning benefitted from a steeper yield curve. This was partially offset by the negative impact of defensive positioning within the corporate sector. Metropolitan West Asset Management, LLC underperformed during the period due primarily to its underweight allocation to corporate credit as spreads continued to tighten over the period.

The Fund employed derivatives during the reporting period to manage interest-rate and credit exposure. These derivatives did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Fixed Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$105,638	$105,192
Sep/17	$106,718	$105,269
Sep/18	$105,082	$103,989
Sep/19	$116,063	$114,695
Sep/20	$125,062	$122,706
Sep/21	$124,958	$121,608
Sep/22	$104,095	$103,854
Sep/23	$104,554	$104,523
Sep/24	$117,112	$116,615
Sep/25	$120,078	$119,978

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class F Shares	2.53%	-0.81%	1.85%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,535,411,000
Holdings Count | Holding	3,097
Advisory Fees Paid, Amount	$ 6,796
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,535,411	3,097	$6,796	394%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.1%
Municipal Bonds	0.3%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.7%
Sovereign Debt	0.8%
Consumer Discretionary	1.0%
Energy	1.1%
Consumer Staples	1.2%
Communication Services	1.5%
Industrials	1.7%
Cash Equivalent	1.9%
Information Technology	2.0%
Health Care	2.3%
Utilities	3.4%
Financials	6.9%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	31.0%
Mortgage-Backed Securities	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	09/30/30	5.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	4.750%	08/15/55	1.9%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	3.875%	09/30/32	1.6%
U.S. Treasury Bills	4.278%	10/23/25	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.4%
U.S. Treasury Bills	4.058%	10/14/25	1.2%
U.S. Treasury Notes	4.500%	05/15/27	0.9%
U.S. Treasury Bonds	3.125%	05/15/48	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as Fund sub-advisers. The managers’ assets were redistributed among the Fund’s existing managers.

C000018186
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class I
Trading Symbol	SCXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$91	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%	[34]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September.

The Fund’s overweight and security selection in agency mortgage-backed securities (MBS) bolstered performance for the period. Security selection in corporate bonds also added to performance; this was partially offset by an underweight to the sector. An overweight allocation to asset-backed securities (ABS) benefited Fund performance, most notably positions in prime tranches and an overweight to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisers, Allspring Global Investments, LLC outperformed the Fund’s benchmark during the period due to security selection in corporates and securitized assets. MetLife Investment Management, LLC also outperformed, benefiting from security selection in both corporate bonds and ABS. Jennison Associates LLC performed well as its yield-curve positioning benefitted from a steeper yield curve. This was partially offset by the negative impact of defensive positioning within the corporate sector. Metropolitan West Asset Management, LLC underperformed during the period due primarily to its underweight allocation to corporate credit as spreads continued to tighten over the period.

The Fund employed derivatives during the reporting period to manage interest-rate and credit exposure. These derivatives did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Fixed Income Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$105,408	$105,192
Sep/17	$106,249	$105,269
Sep/18	$104,480	$103,989
Sep/19	$115,045	$114,695
Sep/20	$123,777	$122,706
Sep/21	$123,399	$121,608
Sep/22	$102,437	$103,854
Sep/23	$102,768	$104,523
Sep/24	$114,866	$116,615
Sep/25	$117,394	$119,978

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class I Shares	2.20%	-1.05%	1.62%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,535,411,000
Holdings Count | Holding	3,097
Advisory Fees Paid, Amount	$ 6,796
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,535,411	3,097	$6,796	394%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.1%
Municipal Bonds	0.3%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.7%
Sovereign Debt	0.8%
Consumer Discretionary	1.0%
Energy	1.1%
Consumer Staples	1.2%
Communication Services	1.5%
Industrials	1.7%
Cash Equivalent	1.9%
Information Technology	2.0%
Health Care	2.3%
Utilities	3.4%
Financials	6.9%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	31.0%
Mortgage-Backed Securities	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	09/30/30	5.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	4.750%	08/15/55	1.9%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	3.875%	09/30/32	1.6%
U.S. Treasury Bills	4.278%	10/23/25	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.4%
U.S. Treasury Bills	4.058%	10/14/25	1.2%
U.S. Treasury Notes	4.500%	05/15/27	0.9%
U.S. Treasury Bonds	3.125%	05/15/48	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as Fund sub-advisers. The managers’ assets were redistributed among the Fund’s existing managers.

C000147384
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$44	0.43%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%	[35]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September.

The Fund’s overweight and security selection in agency mortgage-backed securities (MBS) bolstered performance for the period. Security selection in corporate bonds also added to performance; this was partially offset by an underweight to the sector. An overweight allocation to asset-backed securities (ABS) benefited Fund performance, most notably positions in prime tranches and an overweight to AAA rated collateralized loan obligations (CLOs).

Among the Fund’s sub-advisers, Allspring Global Investments, LLC outperformed the Fund’s benchmark during the period due to security selection in corporates and securitized assets. MetLife Investment Management, LLC also outperformed, benefiting from security selection in both corporate bonds and ABS. Jennison Associates LLC performed well as its yield-curve positioning benefitted from a steeper yield curve. This was partially offset by the negative impact of defensive positioning within the corporate sector. Metropolitan West Asset Management, LLC underperformed during the period due primarily to its underweight allocation to corporate credit as spreads continued to tighten over the period.

The Fund employed derivatives during the reporting period to manage interest-rate and credit exposure. These derivatives did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Core Fixed Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$105,903	$105,192
Sep/17	$107,250	$105,269
Sep/18	$105,965	$103,989
Sep/19	$117,320	$114,695
Sep/20	$126,681	$122,706
Sep/21	$126,889	$121,608
Sep/22	$105,873	$103,854
Sep/23	$106,722	$104,523
Sep/24	$119,826	$116,615
Sep/25	$123,039	$119,978

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class Y Shares	2.68%	-0.58%	2.09%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,535,411,000
Holdings Count | Holding	3,097
Advisory Fees Paid, Amount	$ 6,796
InvestmentCompanyPortfolioTurnover	394.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,535,411	3,097	$6,796	394%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
U.S. Government Agency Obligations	0.1%
Municipal Bonds	0.3%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.7%
Sovereign Debt	0.8%
Consumer Discretionary	1.0%
Energy	1.1%
Consumer Staples	1.2%
Communication Services	1.5%
Industrials	1.7%
Cash Equivalent	1.9%
Information Technology	2.0%
Health Care	2.3%
Utilities	3.4%
Financials	6.9%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	31.0%
Mortgage-Backed Securities	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	09/30/30	5.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.9%
U.S. Treasury Bonds	4.750%	08/15/55	1.9%
U.S. Treasury Notes	3.375%	09/15/28	1.6%
U.S. Treasury Notes	3.875%	09/30/32	1.6%
U.S. Treasury Bills	4.278%	10/23/25	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.4%
U.S. Treasury Bills	4.058%	10/14/25	1.2%
U.S. Treasury Notes	4.500%	05/15/27	0.9%
U.S. Treasury Bonds	3.125%	05/15/48	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Western Asset Management Company, LLC and Western Asset Management Company Limited were terminated as Fund sub-advisers. The managers’ assets were redistributed among the Fund’s existing managers.

C000018196
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class F
Trading Symbol	SHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$93	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%	[36]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2025.

Contributors to Fund performance for the period included both an overweight allocation to and security selection in the healthcare sector, an allocation to structured credit (which is managed by SEI Investments Management Corporation), and an underweight to and selection within the leisure sector. Security selection in the retail, basic industry, and transportation sectors detracted from Fund performance.

Among Fund managers, Ares Capital Management II LLC outperformed the benchmark due to security selection in the healthcare and technology and electronics sectors. Benefit Street Partners, LLC outperformed the benchmark due to an overweight to and security selection in the financial services sector, as well as security selection within technology and electronics. Brigade Capital Management, LP’s outperformance was attributable to an overweight to and security selection in the healthcare and financial services sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection in media and security selection in telecommunications. T. Rowe Price Associates, Inc. outperformed due to security selection in the real estate and banking sectors.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	High Yield Bond Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,442	$105,192	$112,824
Sep/17	$121,210	$105,269	$123,038
Sep/18	$125,921	$103,989	$126,661
Sep/19	$131,272	$114,695	$134,639
Sep/20	$130,841	$122,706	$137,630
Sep/21	$154,186	$121,608	$153,401
Sep/22	$134,166	$103,854	$131,826
Sep/23	$146,615	$104,523	$145,265
Sep/24	$167,492	$116,615	$168,028
Sep/25	$179,787	$119,978	$180,171

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class F Shares	7.34%	6.56%	6.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,150,170,000
Holdings Count | Holding	1,298
Advisory Fees Paid, Amount	$ 4,602
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,150,170	1,298	$4,602	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	1.3%
Consumer Staples	1.9%
Real Estate	2.5%
Utilities	2.7%
Cash Equivalent	3.4%
Information Technology	3.6%
Health Care	7.0%
Materials	7.4%
Financials	7.4%
Loan Participations	7.7%
Asset-Backed Securities	8.0%
Industrials	9.9%
Energy	9.9%
Consumer Discretionary	13.2%
Communication Services	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
1261229 BC	10.000%	04/15/32	0.5%
NRG Energy	6.250%	11/01/34	0.5%
Level 3 Financing	6.875%	06/30/33	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Venture Global LNG, H15T5Y + 5.440%	9.000%	—	0.4%
EchoStar	10.750%	11/30/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000036884
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class I
Trading Symbol	SEIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$122	1.18%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%	[37]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class I Shares underperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2025.

Contributors to Fund performance for the period included both an overweight allocation to and security selection in the healthcare sector, an allocation to structured credit (which is managed by SEI Investments Management Corporation), and an underweight to and selection within the leisure sector. Security selection in the retail, basic industry, and transportation sectors detracted from Fund performance.

Among Fund managers, Ares Capital Management II LLC outperformed the benchmark due to security selection in the healthcare and technology and electronics sectors. Benefit Street Partners, LLC outperformed the benchmark due to an overweight to and security selection in the financial services sector, as well as security selection within technology and electronics. Brigade Capital Management, LP’s outperformance was attributable to an overweight to and security selection in the healthcare and financial services sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection in media and security selection in telecommunications. T. Rowe Price Associates, Inc. outperformed due to security selection in the real estate and banking sectors.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	High Yield Bond Fund, Class I Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$109,951	$105,192	$112,824
Sep/17	$120,563	$105,269	$123,038
Sep/18	$124,914	$103,989	$126,661
Sep/19	$129,648	$114,695	$134,639
Sep/20	$129,047	$122,706	$137,630
Sep/21	$151,912	$121,608	$153,401
Sep/22	$131,946	$103,854	$131,826
Sep/23	$143,960	$104,523	$145,265
Sep/24	$164,051	$116,615	$168,028
Sep/25	$175,558	$119,978	$180,171

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class I Shares	7.01%	6.35%	5.79%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,150,170,000
Holdings Count | Holding	1,298
Advisory Fees Paid, Amount	$ 4,602
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,150,170	1,298	$4,602	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	1.3%
Consumer Staples	1.9%
Real Estate	2.5%
Utilities	2.7%
Cash Equivalent	3.4%
Information Technology	3.6%
Health Care	7.0%
Materials	7.4%
Financials	7.4%
Loan Participations	7.7%
Asset-Backed Securities	8.0%
Industrials	9.9%
Energy	9.9%
Consumer Discretionary	13.2%
Communication Services	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
1261229 BC	10.000%	04/15/32	0.5%
NRG Energy	6.250%	11/01/34	0.5%
Level 3 Financing	6.875%	06/30/33	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Venture Global LNG, H15T5Y + 5.440%	9.000%	—	0.4%
EchoStar	10.750%	11/30/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147389
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class Y
Trading Symbol	SIYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$69	0.66%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%	[38]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index, for the 12-month period ending September 30, 2025.

Contributors to Fund performance for the period included both an overweight allocation to and security selection in the healthcare sector, an allocation to structured credit (which is managed by SEI Investments Management Corporation), and an underweight to and selection within the leisure sector. Security selection in the retail, basic industry, and transportation sectors detracted from Fund performance.

Among Fund managers, Ares Capital Management II LLC outperformed the benchmark due to security selection in the healthcare and technology and electronics sectors. Benefit Street Partners, LLC outperformed the benchmark due to an overweight to and security selection in the financial services sector, as well as security selection within technology and electronics. Brigade Capital Management, LP’s outperformance was attributable to an overweight to and security selection in the healthcare and financial services sectors. J.P. Morgan Investment Management Inc. outperformed due to an overweight to and security selection in media and security selection in telecommunications. T. Rowe Price Associates, Inc. outperformed due to security selection in the real estate and banking sectors.

Regarding the use of derivatives during the period, the Fund employed currency forwards to hedge the currency risk of a position. The currency forwards did not have a significant impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	High Yield Bond Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. High Yield Constrained Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$110,719	$105,192	$112,824
Sep/17	$121,651	$105,269	$123,038
Sep/18	$126,850	$103,989	$126,661
Sep/19	$132,567	$114,695	$134,639
Sep/20	$132,455	$122,706	$137,630
Sep/21	$156,475	$121,608	$153,401
Sep/22	$136,497	$103,854	$131,826
Sep/23	$149,530	$104,523	$145,265
Sep/24	$171,242	$116,615	$168,028
Sep/25	$184,263	$119,978	$180,171

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class Y Shares	7.60%	6.83%	6.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index (USD)	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,150,170,000
Holdings Count | Holding	1,298
Advisory Fees Paid, Amount	$ 4,602
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,150,170	1,298	$4,602	66%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	1.3%
Consumer Staples	1.9%
Real Estate	2.5%
Utilities	2.7%
Cash Equivalent	3.4%
Information Technology	3.6%
Health Care	7.0%
Materials	7.4%
Financials	7.4%
Loan Participations	7.7%
Asset-Backed Securities	8.0%
Industrials	9.9%
Energy	9.9%
Consumer Discretionary	13.2%
Communication Services	13.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
1261229 BC	10.000%	04/15/32	0.5%
NRG Energy	6.250%	11/01/34	0.5%
Level 3 Financing	6.875%	06/30/33	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Venture Global LNG, H15T5Y + 5.440%	9.000%	—	0.4%
EchoStar	10.750%	11/30/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
CCO Holdings	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167937
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class F
Trading Symbol	COIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$32	0.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%	[39]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. The U.S. labor market was on solid footing for much of the reporting period; however, some cracks began to emerge during the summer of 2025 as unemployment rose to 4.3%, hiring for new jobs slowed, continuing jobless claims increased, and prior months’ gains were revised lower.

The U.S. Treasury yield curve steepened during the reporting period, with the Fed cutting rates and yields in the short segment of the curve moving lower. Demand at the front end of the curve remained strong and government money market assets under management (AUM) reached peak levels. Bank fundamentals remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector, which is the primary issuer of certificates of deposit (CDs) and commercial paper. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited during the period from positions in commercial paper and CDs, both of which provided a yield pickup relative to U.S. Treasury. Fund performance over the reporting period reflected the higher interest-rate environment. The Fund adjusted its weighted average maturity throughout the period, but remained longer than neutral as the Fed cut rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,160	$102,698	$100,153
Sep/17	$100,996	$102,773	$100,810
Sep/18	$102,611	$101,523	$102,414
Sep/19	$104,989	$111,976	$104,857
Sep/20	$105,995	$119,797	$106,010
Sep/21	$106,005	$118,725	$106,084
Sep/22	$106,697	$101,391	$106,738
Sep/23	$111,615	$102,045	$111,511
Sep/24	$117,724	$113,850	$117,596
Sep/25	$122,792	$117,133	$122,748

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class F Shares	4.31%	2.99%	2.20%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,005,855,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 556
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,005,855	174	$556	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.3%
Consumer Discretionary	0.4%
Repurchase Agreements	23.0%
Certificates of Deposit	28.6%
Commercial Paper	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
TD Securities	4.220%	10/01/25	11.0%
Goldman Sachs & Co	4.210%	10/01/25	7.0%
Bank of America Securities	4.210%	10/01/25	5.0%
Landesbank Baden-Wurttemberg	4.100%	10/01/25	3.5%
Sumitomo Mitsui Trust	4.440%	10/30/25	1.0%
Nedelandse Waterschapsbank	3.415%	10/06/25	1.0%
Concord Minutemen Capital	4.505%	12/08/25	1.0%
Lloyds Bank	4.250%	02/06/26	1.0%
DZ Bank	4.203%	02/06/26	1.0%
Sumitomo Mitsui Trust	4.231%	02/19/26	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167938
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class Y
Trading Symbol	COIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$21	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%	[40]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares performed in line with its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. The U.S. labor market was on solid footing for much of the reporting period; however, some cracks began to emerge during the summer of 2025 as unemployment rose to 4.3%, hiring for new jobs slowed, continuing jobless claims increased, and prior months’ gains were revised lower.

The U.S. Treasury yield curve steepened during the reporting period, with the Fed cutting rates and yields in the short segment of the curve moving lower. Demand at the front end of the curve remained strong and government money market assets under management (AUM) reached peak levels. Bank fundamentals remained strong, with healthy balance sheets and reduced leverage profiles supporting the sector, which is the primary issuer of certificates of deposit (CDs) and commercial paper. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited during the period from positions in commercial paper and CDs, both of which provided a yield pickup relative to U.S. Treasury. Fund performance over the reporting period reflected the higher interest-rate environment. The Fund adjusted its weighted average maturity throughout the period, but remained longer than neutral as the Fed cut rates.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Conservative Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,203	$102,698	$100,153
Sep/17	$101,147	$102,773	$100,810
Sep/18	$102,867	$101,523	$102,414
Sep/19	$105,357	$111,976	$104,857
Sep/20	$106,469	$119,797	$106,010
Sep/21	$106,586	$118,725	$106,084
Sep/22	$107,329	$101,391	$106,738
Sep/23	$112,457	$102,045	$111,511
Sep/24	$118,732	$113,850	$117,596
Sep/25	$123,967	$117,133	$122,748

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Conservative Income Fund, Class Y Shares	4.41%	3.09%	2.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,005,855,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 556
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,005,855	174	$556	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligation	0.3%
Consumer Discretionary	0.4%
Repurchase Agreements	23.0%
Certificates of Deposit	28.6%
Commercial Paper	47.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
TD Securities	4.220%	10/01/25	11.0%
Goldman Sachs & Co	4.210%	10/01/25	7.0%
Bank of America Securities	4.210%	10/01/25	5.0%
Landesbank Baden-Wurttemberg	4.100%	10/01/25	3.5%
Sumitomo Mitsui Trust	4.440%	10/30/25	1.0%
Nedelandse Waterschapsbank	3.415%	10/06/25	1.0%
Concord Minutemen Capital	4.505%	12/08/25	1.0%
Lloyds Bank	4.250%	02/06/26	1.0%
DZ Bank	4.203%	02/06/26	1.0%
Sumitomo Mitsui Trust	4.231%	02/19/26	1.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167939
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class F
Trading Symbol	TFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$31	0.31%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.31%	[41]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. Treasury and municipal bond yields in the short segment of the yield curve followed suit and moved lower during the period. Front-end municipal yields outperformed the long end during the period due to favorable technicals and strong demand at the short end of the curve. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited from its position in municipal commercial paper, notes, and certificates of deposit (CDs). BlackRock maintained these allocations during the reporting period as the Fund remained positioned with a longer-than-neutral weighted average maturity. Positions in variable rate demand notes (VRDNs) linked to the 7-Day Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index also enhanced Fund performance. This allocation was maintained during the period at close to 60% of Fund assets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Free Conservative Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,116	$102,698	$100,153
Sep/17	$100,631	$102,773	$100,810
Sep/18	$101,626	$101,523	$102,414
Sep/19	$103,019	$111,976	$104,857
Sep/20	$103,683	$119,797	$106,010
Sep/21	$103,693	$118,725	$106,084
Sep/22	$103,990	$101,391	$106,738
Sep/23	$107,027	$102,045	$111,511
Sep/24	$110,612	$113,850	$117,596
Sep/25	$113,468	$117,133	$122,748

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class F Shares	2.58%	1.82%	1.35%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 201,099,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 127
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$201,099	96	$127	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	13.5%
Municipal Bonds	87.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.210%	12/01/41	3.7%
Wanaque	4.000%	12/18/25	3.7%
Lucie County, Florida Power & Light Project, Ser R	3.200%	09/01/28	3.5%
Gainesville, Utilities System Revenue, Ser B-REMK	1.950%	10/01/42	3.1%
Lincoln, Electric System Revenue	2.700%	10/02/25	2.5%
New York City, Sub-Ser D-4	2.050%	08/01/40	2.5%
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University	2.150%	11/01/61	2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser G	2.000%	11/01/35	2.3%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.950%	05/15/62	2.2%
Massachusetts Bay, Transportation Authority	2.900%	10/10/25	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000167940
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class Y
Trading Symbol	TFCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$22	0.22%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%	[42]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025. Although the Fund’s performance is benchmarked against the return of the ICE BofA U.S. 3-Month Treasury Bill Index, an investment in the Fund differs from an investment in U.S. Treasury bills as the Fund invests in tax-exempt securities issued by state governments and local municipalities. Among other things, Treasury bills are backed by the full faith and credit of the U.S. government and have a fixed rate of return. Investors in Treasury bills do not risk losing their investment, whereas loss of money is a risk of investing in the Fund.

The reporting period began with the Federal Reserve (Fed) reducing the federal funds rate by a cumulative total of 100 basis points (1.00%) during the last four months of 2024, bringing the target range to 4.25%-4.50% as the economy appeared to be softening. The Fed paused its rate-cutting cycle during the first eight months of 2025 as macroeconomic uncertainty accelerated during the year due to the evolving U.S. trade policy and the potential inflationary effects of tariffs on imported goods. The Fed subsequently implemented a 0.25% rate cut at its meeting in September. Treasury and municipal bond yields in the short segment of the yield curve followed suit and moved lower during the period. Front-end municipal yields outperformed the long end during the period due to favorable technicals and strong demand at the short end of the curve. BlackRock Advisors, LLC (BlackRock) is the Fund’s sole sub-adviser and benefited from its position in municipal commercial paper, notes, and certificates of deposit (CDs). BlackRock maintained these allocations during the reporting period as the Fund remained positioned with a longer-than-neutral weighted average maturity. Positions in variable rate demand notes (VRDNs) linked to the 7-Day Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index also enhanced Fund performance. This allocation was maintained during the period at close to 60% of Fund assets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Free Conservative Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Apr/16	$100,000	$100,000	$100,000
Sep/16	$100,159	$102,698	$100,153
Sep/17	$100,761	$102,773	$100,810
Sep/18	$101,861	$101,523	$102,414
Sep/19	$103,360	$111,976	$104,857
Sep/20	$104,119	$119,797	$106,010
Sep/21	$104,234	$118,725	$106,084
Sep/22	$104,694	$101,391	$106,738
Sep/23	$107,751	$102,045	$111,511
Sep/24	$111,583	$113,850	$117,596
Sep/25	$114,579	$117,133	$122,748

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Tax-Free Conservative Income Fund, Class Y Shares	2.69%	1.93%	1.45%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.69%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.19%

Performance Inception Date	Apr. 22, 2016
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 201,099,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 127
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$201,099	96	$127	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Tax-Exempt Commercial Paper	13.5%
Municipal Bonds	87.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	3.210%	12/01/41	3.7%
Wanaque	4.000%	12/18/25	3.7%
Lucie County, Florida Power & Light Project, Ser R	3.200%	09/01/28	3.5%
Gainesville, Utilities System Revenue, Ser B-REMK	1.950%	10/01/42	3.1%
Lincoln, Electric System Revenue	2.700%	10/02/25	2.5%
New York City, Sub-Ser D-4	2.050%	08/01/40	2.5%
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University	2.150%	11/01/61	2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser G	2.000%	11/01/35	2.3%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.950%	05/15/62	2.2%
Massachusetts Bay, Transportation Authority	2.900%	10/10/25	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000036881
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class F
Trading Symbol	SRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$48	0.47%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%	[43]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2025.

The Fund’s positioning closely aligned with that of its benchmark during a period in which inflation in the U.S. was persistently above the Federal Reserve’s (Fed) 2% target rate, averaging 2.9% on a year-over-year basis. Despite stubbornly elevated inflation, cyclical moderation and concern over the health of the U.S. labor market persuaded the Fed to deliver three federal funds rate cuts totaling 100 basis points (1.00%) in September, November, and December 2024.

Against this backdrop, short-dated real rates (adjusted for inflation) rose sharply, while inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond of similar maturity and credit quality—widened across the yield curve. Treasury Inflation-Protected Securities (TIPs) outperformed comparable-duration U.S. Treasuries during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Return Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$102,321	$105,192	$102,879
Sep/17	$102,349	$105,269	$103,298
Sep/18	$102,593	$103,989	$104,056
Sep/19	$105,813	$114,695	$107,882
Sep/20	$111,078	$122,706	$113,665
Sep/21	$116,922	$121,608	$120,325
Sep/22	$111,635	$103,854	$115,408
Sep/23	$114,362	$104,523	$118,687
Sep/24	$123,020	$116,615	$128,095
Sep/25	$129,399	$119,978	$135,375

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class F Shares	5.19%	3.10%	2.61%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	5.68%	3.56%	3.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 380,186,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 490
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,186	22	$490	29%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.5%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	5.9%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147397
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class Y
Trading Symbol	SRYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$38	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%	[44]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares modestly underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index, for the 12-month period ending September 30, 2025.

The Fund’s positioning closely aligned with that of its benchmark during a period in which inflation in the U.S. was persistently above the Federal Reserve’s (Fed) 2% target rate, averaging 2.9% on a year-over-year basis. Despite stubbornly elevated inflation, cyclical moderation and concern over the health of the U.S. labor market persuaded the Fed to deliver three federal funds rate cuts totaling 100 basis points (1.00%) in September, November, and December 2024.

Against this backdrop, short-dated real rates (adjusted for inflation) rose sharply, while inflation breakeven rates— the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond of similar maturity and credit quality—widened across the yield curve. Treasury Inflation-Protected Securities (TIPs) outperformed comparable-duration U.S. Treasuries during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Real Return Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$102,520	$105,192	$102,879
Sep/17	$102,629	$105,269	$103,298
Sep/18	$102,926	$103,989	$104,056
Sep/19	$106,331	$114,695	$107,882
Sep/20	$111,657	$122,706	$113,665
Sep/21	$117,764	$121,608	$120,325
Sep/22	$112,586	$103,854	$115,408
Sep/23	$115,329	$104,523	$118,687
Sep/24	$124,138	$116,615	$128,095
Sep/25	$130,809	$119,978	$135,375

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class Y Shares	5.37%	3.22%	2.72%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	5.68%	3.56%	3.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 380,186,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 490
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$380,186	22	$490	29%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.5%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	5.9%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	10/15/26	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
U.S. Treasury Inflation Protected Securities	0.500%	01/15/28	5.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000158774
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class F
Trading Symbol	SDYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$85	0.77%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.77%	[45]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2025.

SEI Investments Management Corp. implemented all of the Fund’s active positioning during the reporting period. The largest contributor to Fund performance was the U.S. yield-curve steepener positions, which benefit when the difference between long- and short-dated U.S. Treasuries increases. Throughout the reporting period, the U.S. Treasury yield curve steepened amid growing expectations for Federal reserve (Fed) rate cuts, while yields on long-dated Treasuries rose. Positions in U.S. short-term interest rates, which benefit from higher short-term rates, contributed to Fund performance for the first half of the reporting period as markets were overly optimistic about Fed monetary policy easing toward the end of 2024, and early 2025 positions in U.S. consumer-price index (CPI) swaps contributed positively to performance as inflation expectations rose during the period. An option position in gold futures also benefited performance as the gold price rallied as investors sought safe-haven assets.

Detractors from Fund performance during the reporting period included a position in broad commodities as the asset class lost ground, driven by weakness in energy. Put options in the euro versus the U.S. dollar weighed on Fund performance as the greenback weakened versus the euro over the period. Put options on the euro versus Japanese yen hampered performance as the euro strengthened against the yen over the period.

The Fund’s use of derivatives had a significant impact on performance over the reporting period. Interest rate swaps positioned for a steeper U.S. yield curve contributed to performance as the U.S. yield curve steepened over the period. Put options in currency futures detracted from performance. Call options on gold futures contributed positively to Fund performance for the period. Positions in CPI swaps enhanced performance as inflation expectations rose.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Dynamic Asset Allocation Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$112,391	$115,430
Sep/17	$134,811	$136,911
Sep/18	$149,570	$161,433
Sep/19	$152,766	$168,300
Sep/20	$175,791	$193,796
Sep/21	$233,309	$251,944
Sep/22	$201,665	$212,963
Sep/23	$237,246	$259,000
Sep/24	$312,075	$353,150
Sep/25	$375,797	$415,297

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class F Shares	20.42%	16.41%	14.16%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 829,257,000
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 1,477
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,257	520	$1,477	8%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Swaptions	0.0%
Purchased Option	0.2%
Purchased Swaption	0.2%
Futures Contracts	0.4%
Cash Equivalent	1.1%
Materials	1.3%
Real Estate	1.4%
Utilities	1.7%
Energy	2.1%
Interest Rate Swaps	2.3%
Consumer Staples	3.6%
U.S. Treasury Obligation	5.5%
Industrials	6.0%
Health Care	6.5%
Communication Services	7.4%
Consumer Discretionary	7.7%
Financials	9.9%
Information Technology	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.8%
U.S. Treasury Bills, 4.02%, 11/4/2025	5.5%
Microsoft Corp	4.9%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.7%
Meta Platforms Inc, Cl A	2.0%
Broadcom Inc	2.0%
Alphabet Inc, Cl A	1.8%
RECV RECV OIS 4.35 11/02/2031	1.7%
Tesla Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000158775
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class Y
Trading Symbol	SDYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$57	0.52%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%	[46]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the S&P 500 Index (Gross), for the 12-month period ending September 30, 2025.

SEI Investments Management Corp. implemented all of the Fund’s active positioning during the reporting period. The largest contributor to Fund performance was the U.S. yield-curve steepener positions, which benefit when the difference between long- and short-dated U.S. Treasuries increases. Throughout the reporting period, the U.S. Treasury yield curve steepened amid growing expectations for Federal reserve (Fed) rate cuts, while yields on long-dated Treasuries rose. Positions in U.S. short-term interest rates, which benefit from higher short-term rates, contributed to Fund performance for the first half of the reporting period as markets were overly optimistic about Fed monetary policy easing toward the end of 2024, and early 2025 positions in U.S. consumer-price index (CPI) swaps contributed positively to performance as inflation expectations rose during the period. An option position in gold futures also benefited performance as the gold price rallied as investors sought safe-haven assets.

Detractors from Fund performance during the reporting period included a position in broad commodities as the asset class lost ground, driven by weakness in energy. Put options in the euro versus the U.S. dollar weighed on Fund performance as the greenback weakened versus the euro over the period. Put options on the euro versus Japanese yen hampered performance as the euro strengthened against the yen over the period.

The Fund’s use of derivatives had a significant impact on performance over the reporting period. Interest rate swaps positioned for a steeper U.S. yield curve contributed to performance as the U.S. yield curve steepened over the period. Put options in currency futures detracted from performance. Call options on gold futures contributed positively to Fund performance for the period. Positions in CPI swaps enhanced performance as inflation expectations rose.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Dynamic Asset Allocation Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000
Sep/16	$112,674	$115,430
Sep/17	$135,397	$136,911
Sep/18	$150,639	$161,433
Sep/19	$154,298	$168,300
Sep/20	$177,923	$193,796
Sep/21	$236,726	$251,944
Sep/22	$204,918	$212,963
Sep/23	$241,691	$259,000
Sep/24	$318,844	$353,150
Sep/25	$384,788	$415,297

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class Y Shares	20.68%	16.68%	14.43%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 829,257,000
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 1,477
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,257	520	$1,477	8%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Swaptions	0.0%
Purchased Option	0.2%
Purchased Swaption	0.2%
Futures Contracts	0.4%
Cash Equivalent	1.1%
Materials	1.3%
Real Estate	1.4%
Utilities	1.7%
Energy	2.1%
Interest Rate Swaps	2.3%
Consumer Staples	3.6%
U.S. Treasury Obligation	5.5%
Industrials	6.0%
Health Care	6.5%
Communication Services	7.4%
Consumer Discretionary	7.7%
Financials	9.9%
Information Technology	25.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.8%
U.S. Treasury Bills, 4.02%, 11/4/2025	5.5%
Microsoft Corp	4.9%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.7%
Meta Platforms Inc, Cl A	2.0%
Broadcom Inc	2.0%
Alphabet Inc, Cl A	1.8%
RECV RECV OIS 4.35 11/02/2031	1.7%
Tesla Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000085250
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class F
Trading Symbol	SMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$201	1.94%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.94%	[47]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The Fund’s gains during the reporting period were broad-based, with all underlying strategies and sub-advisers contributing positively to performance. The strongest performer over the period was the long/short equity strategy of Mountaineer Partners Management, LLC, which benefited from strong stock selection in metals and construction companies tied to the artificial intelligence (AI) infrastructure build-out. In the relative value strategy, both Brigade Capital Management LP and Global Credit Advisers, LLC performed well due to good credit selection in the high-yield market and several successful restructurings. In the event-driven strategy, the Fund capitalized on a generally favorable merger arbitrage environment with few deal breaks. Despite posting a positive return, the weakest performer over the period was the equity strategy of Kettle Hill Capital Management LLC. The sub-adviser’s consumer holdings were hampered by news of U.S. tariffs on imports early in 2025, and were slow to recover over the remainder of the reporting period.

The Fund’s use of derivatives had no material impact on performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Strategy Alternative Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$103,404	$105,192	$100,274
Sep/17	$108,186	$105,269	$100,931
Sep/18	$110,468	$103,989	$102,538
Sep/19	$110,275	$114,695	$104,983
Sep/20	$115,675	$122,706	$106,138
Sep/21	$125,591	$121,608	$106,212
Sep/22	$116,498	$103,854	$106,867
Sep/23	$122,791	$104,523	$111,646
Sep/24	$136,188	$116,615	$117,738
Sep/25	$146,616	$119,978	$122,895

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class F Shares	7.66%	4.85%	3.90%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 241,139,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,866
InvestmentCompanyPortfolioTurnover	358.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$241,139	442	$1,866	358%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	-1.1%
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Written Option	0.0%
Rights	0.0%
Forwards	0.0%
Purchased Option	0.0%
Warrants	0.0%
Mortgage-Backed Securities	0.3%
Preferred Stock	0.4%
Consumer Staples	0.9%
Financials	1.1%
Utilities	1.4%
Communication Services	1.9%
Real Estate	1.9%
Health Care	2.3%
Information Technology	2.9%
U.S. Treasury Obligations	4.0%
Energy	4.5%
Consumer Discretionary	4.7%
Loan Participations	5.3%
Materials	8.2%
Cash Equivalents	9.9%
Industrials	12.2%
Registered Investment Companies	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.2%
Garda World Security	1.7%
LKQ Corp	1.2%
EquipmentShare.com	1.2%
Parsons Corp	1.1%
Rocket Software	1.1%
Wynn Las Vegas	1.0%
Aethon United BR	0.9%
U.S. Treasury Bills, 3.62%, 11/6/2025	0.9%
EVERUS CONSTRUCTION GROUP	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147402
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class Y
Trading Symbol	SMUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$176	1.69%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.69%	[48]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, for the 12-month period ending September 30, 2025.

The Fund’s gains during the reporting period were broad-based, with all underlying strategies and sub-advisers contributing positively to performance. The strongest performer over the period was the long/short equity strategy of Mountaineer Partners Management, LLC, which benefited from strong stock selection in metals and construction companies tied to the artificial intelligence (AI) infrastructure build-out. In the relative value strategy, both Brigade Capital Management LP and Global Credit Advisers, LLC performed well due to good credit selection in the high-yield market and several successful restructurings. In the event-driven strategy, the Fund capitalized on a generally favorable merger arbitrage environment with few deal breaks. Despite posting a positive return, the weakest performer over the period was the equity strategy of Kettle Hill Capital Management LLC. The sub-adviser’s consumer holdings were hampered by news of U.S. tariffs on imports early in 2025, and were slow to recover over the remainder of the reporting period.

The Fund’s use of derivatives had no material impact on performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Strategy Alternative Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$103,765	$105,192	$100,274
Sep/17	$108,848	$105,269	$100,931
Sep/18	$111,417	$103,989	$102,538
Sep/19	$111,409	$114,695	$104,983
Sep/20	$117,158	$122,706	$106,138
Sep/21	$127,629	$121,608	$106,212
Sep/22	$118,575	$103,854	$106,867
Sep/23	$125,313	$104,523	$111,646
Sep/24	$139,501	$116,615	$117,738
Sep/25	$150,463	$119,978	$122,895

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Strategy Alternative Fund, Class Y Shares	7.86%	5.13%	4.17%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.38%	2.98%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 241,139,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,866
InvestmentCompanyPortfolioTurnover	358.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$241,139	442	$1,866	358%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange - Traded Fund	-1.1%
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Written Option	0.0%
Rights	0.0%
Forwards	0.0%
Purchased Option	0.0%
Warrants	0.0%
Mortgage-Backed Securities	0.3%
Preferred Stock	0.4%
Consumer Staples	0.9%
Financials	1.1%
Utilities	1.4%
Communication Services	1.9%
Real Estate	1.9%
Health Care	2.3%
Information Technology	2.9%
U.S. Treasury Obligations	4.0%
Energy	4.5%
Consumer Discretionary	4.7%
Loan Participations	5.3%
Materials	8.2%
Cash Equivalents	9.9%
Industrials	12.2%
Registered Investment Companies	20.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	20.2%
Garda World Security	1.7%
LKQ Corp	1.2%
EquipmentShare.com	1.2%
Parsons Corp	1.1%
Rocket Software	1.1%
Wynn Las Vegas	1.0%
Aethon United BR	0.9%
U.S. Treasury Bills, 3.62%, 11/6/2025	0.9%
EVERUS CONSTRUCTION GROUP	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000109624
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class F
Trading Symbol	SAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$121	1.18%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%	[49]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2025.

The Fund's underweight exposure to global equities, as well as its overweight allocation to global sovereign bonds, detracted from performance for the reporting period. Positions in inflation-related assets contributed to relative performance.

AQR Capital Management, LLC (AQR) and SEI Investments Management Company (SIMC) underperformed the Fund’s hybrid benchmark during the reporting period due mainly to underweight allocations to global equities, which performed well over the 12 months, driven by easing inflation and lower interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AQR and SIMC were also challenged by overweight allocations to global sovereign bonds. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose, driven by sticky inflation in developed markets. This led to a steepening yield curve, as short-term rates generally declined, but longer-term rates rose, pressuring sovereign bond futures tied to longer-duration benchmarks. Exposure to inflation-related assets benefited both managers; commodities exposure contributed to performance and ended the period with positive returns, as strength in precious metals and steady demand for industrial materials offset weakness in energy prices. Treasury Inflation Protected Securities (TIPS) were supported by declining real yields and attractive relative value versus nominal Treasuries.

Regarding the Fund’s use of derivatives over the reporting period, sovereign bond index futures, interest-rate swaps, and total-return swaps detracted from performance. Developed- and emerging-market equity futures, as well as strategic commodity exposures via futures and swaps, contributed to performance. Forward-currency contracts on emerging-market currencies bolstered Fund performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S dollar, had a negative impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Accumulation Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	MSCI World Index (Hedged) (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$111,360	$109,257	$109,300	$110,832
Sep/17	$116,186	$130,682	$120,982	$131,307
Sep/18	$119,593	$132,985	$130,791	$148,510
Sep/19	$133,877	$131,351	$139,824	$154,255
Sep/20	$135,897	$135,293	$150,681	$168,661
Sep/21	$154,562	$167,650	$175,894	$218,183
Sep/22	$122,434	$125,458	$151,971	$185,499
Sep/23	$125,603	$151,037	$172,565	$225,462
Sep/24	$146,564	$189,329	$211,921	$296,361
Sep/25	$152,940	$220,465	$236,507	$347,997

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class F Shares	4.35%	2.39%	4.34%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	11.60%	9.44%	8.99%
MSCI World Index (Hedged) (USD) (NR)Footnote Reference†	17.42%	15.59%	13.28%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,169,904,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 7,581
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,904	293	$7,581	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Warrants	0.0%
Rights	0.0%
Forwards	0.2%
Futures Contracts	1.3%
Sovereign Debt	5.1%
Common Stock	6.2%
U.S. Treasury Obligations	70.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.05%, 10/9/2025	6.8%
U.S. Treasury Bills, 4.16%, 10/2/2025	6.7%
U.S. Treasury Bills, 3.99%, 10/16/2025	6.5%
NVIDIA Corp	4.5%
U.S. Treasury Bills, 4.20%, 1/2/2026	3.1%
U.S. Treasury Bills, 4.02%, 11/4/2025	3.0%
U.S. Treasury Bills, 4.24%, 12/4/2025	2.5%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000147403
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class Y
Trading Symbol	SMOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$95	0.93%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%	[50]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 60% MSCI World Index (Net) (USD Hedged) and 40% Bloomberg Global Aggregate Index (USD Hedged) for the 12-month period ending September 30, 2025.

The Fund's underweight exposure to global equities, as well as its overweight allocation to global sovereign bonds, detracted from performance for the reporting period. Positions in inflation-related assets contributed to relative performance.

AQR Capital Management, LLC (AQR) and SEI Investments Management Company (SIMC) underperformed the Fund’s hybrid benchmark during the reporting period due mainly to underweight allocations to global equities, which performed well over the 12 months, driven by easing inflation and lower interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AQR and SIMC were also challenged by overweight allocations to global sovereign bonds. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose, driven by sticky inflation in developed markets. This led to a steepening yield curve, as short-term rates generally declined, but longer-term rates rose, pressuring sovereign bond futures tied to longer-duration benchmarks. Exposure to inflation-related assets benefited both managers; commodities exposure contributed to performance and ended the period with positive returns, as strength in precious metals and steady demand for industrial materials offset weakness in energy prices. Treasury Inflation Protected Securities (TIPS) were supported by declining real yields and attractive relative value versus nominal Treasuries.

Regarding the Fund’s use of derivatives over the reporting period, sovereign bond index futures, interest-rate swaps, and total-return swaps detracted from performance. Developed- and emerging-market equity futures, as well as strategic commodity exposures via futures and swaps, contributed to performance. Forward-currency contracts on emerging-market currencies bolstered Fund performance, while developed-market currency forward contracts, used to hedge foreign-currency risk against the U.S dollar, had a negative impact.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Accumulation Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	MSCI World Index (Hedged) (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000	$100,000
Sep/16	$111,656	$109,257	$109,300	$110,832
Sep/17	$116,739	$130,682	$120,982	$131,307
Sep/18	$120,388	$132,985	$130,791	$148,510
Sep/19	$135,028	$131,351	$139,824	$154,255
Sep/20	$137,383	$135,293	$150,681	$168,661
Sep/21	$156,554	$167,650	$175,894	$218,183
Sep/22	$124,351	$125,458	$151,971	$185,499
Sep/23	$127,741	$151,037	$172,565	$225,462
Sep/24	$149,595	$189,329	$211,921	$296,361
Sep/25	$156,286	$220,465	$236,507	$347,997

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Accumulation Fund, Class Y Shares	4.47%	2.61%	4.57%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
60% MSCI World Index (NR)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)Footnote Reference†	11.60%	9.44%	8.99%
MSCI World Index (Hedged) (USD) (NR)Footnote Reference†	17.42%	15.59%	13.28%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,169,904,000
Holdings Count | Holding	293
Advisory Fees Paid, Amount	$ 7,581
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,904	293	$7,581	75%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.2%
Warrants	0.0%
Rights	0.0%
Forwards	0.2%
Futures Contracts	1.3%
Sovereign Debt	5.1%
Common Stock	6.2%
U.S. Treasury Obligations	70.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Bills, 4.05%, 10/9/2025	6.8%
U.S. Treasury Bills, 4.16%, 10/2/2025	6.7%
U.S. Treasury Bills, 3.99%, 10/16/2025	6.5%
NVIDIA Corp	4.5%
U.S. Treasury Bills, 4.20%, 1/2/2026	3.1%
U.S. Treasury Bills, 4.02%, 11/4/2025	3.0%
U.S. Treasury Bills, 4.24%, 12/4/2025	2.5%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.0%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
C000109625
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	SIOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$85	0.82%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%	[51]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s overweight to securitized assets was the most significant contributor to relative performance during the reporting period; overweight exposure to equities, emerging-market debt, bank loans and collateralized loan obligations (CLOs) further benefited performance, while an underweight to high-yield debt was the most significant detractor over the period as high-yield spreads tightened amid steady corporate earnings and low defaults.

Among the Fund’s sub-advisers, SEI Investments Management Corporation underperformed its mandate’s broad equity benchmark as dividend-paying stocks lagged the broader market. Barings LLC outperformed the benchmark due to its significant exposure to asset-backed securities (ABS), which performed well over the period. Goldman Sachs Asset Management, L.P. performed in line with the Fund’s blended benchmark. Local-currency strength and interest-rate cuts by some emerging-market central banks bolstered the sub-adviser’s allocation to emerging-market debt, while its underweight to equities was a detractor. Prior to Western Asset Management Company’s termination early in the period, the sub-advisor benefited from its underweight to nominal sovereign bonds, but was challenged by its overweight to bank loans.

The Fund’s use of derivatives during the period included total-return swaps, interest-rate swaps, bond-index futures, credit default swaps, and currency forwards. These were employed for fixed-income relative value and interest-rate risk hedging. Bond-index futures detracted from Fund performance. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose during the period. This led to a steepening yield curve, as short-term rates generally declined pressuring sovereign bond futures tied to longer-duration benchmarks. The effect of interest-rate swaps on Fund performance was generally muted. Currency forwards and credit default swaps had a slightly positive effect on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,384	$105,192	$109,840
Sep/17	$114,791	$105,269	$116,752
Sep/18	$116,583	$103,989	$120,485
Sep/19	$126,251	$114,695	$130,125
Sep/20	$128,596	$122,706	$138,777
Sep/21	$140,905	$121,608	$150,334
Sep/22	$118,045	$103,854	$128,751
Sep/23	$127,651	$104,523	$137,890
Sep/24	$148,784	$116,615	$160,097
Sep/25	$158,842	$119,978	$170,893

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class F Shares	6.76%	4.32%	4.74%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡	6.74%	4.25%	5.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 533,155,000
Holdings Count | Holding	988
Advisory Fees Paid, Amount	$ 2,225
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$533,155	988	$2,225	59%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Interest Rate Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Materials	0.1%
Utilities	0.1%
Consumer Discretionary	0.6%
U.S. Treasury Obligation	0.7%
Real Estate	1.0%
Information Technology	1.0%
Industrials	1.2%
Communication Services	1.5%
Exchange-Traded Funds	1.7%
Energy	2.1%
Sovereign Debt	2.4%
Consumer Staples	3.3%
Health Care	3.7%
Financials	5.2%
Loan Participations	8.6%
Mortgage-Backed Securities	9.2%
Asset-Backed Securities	13.4%
Corporate Obligations	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	1.2%
U.S. Treasury Bill, 2.13%, 10/21/2025	0.7%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
Pfizer Inc	0.5%
DBS Group Holdings Ltd	0.5%
AbbVie Inc	0.5%
CME Group Inc, Cl A	0.5%
Novartis AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

Western Asset Management Company, LLC, Western Asset Management Company Limited, and Western Asset Management Company PTE Ltd were terminated as Fund sub-advisers during the reporting period.

C000147404
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	SLIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$74	0.72%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%	[52]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares outperformed its benchmark, a hybrid of 45% Bloomberg U.S. Aggregate Bond Index, 40% ICE BofA U.S. High Yield Constrained Index, and 15% MSCI ACWI Index (Net), for the 12-month period ending September 30, 2025.

The Fund’s overweight to securitized assets was the most significant contributor to relative performance during the reporting period; overweight exposure to equities, emerging-market debt, bank loans and collateralized loan obligations (CLOs) further benefited performance, while an underweight to high-yield debt was the most significant detractor over the period as high-yield spreads tightened amid steady corporate earnings and low defaults.

Among the Fund’s sub-advisers, SEI Investments Management Corporation underperformed its mandate’s broad equity benchmark as dividend-paying stocks lagged the broader market. Barings LLC outperformed the benchmark due to its significant exposure to asset-backed securities (ABS), which performed well over the period. Goldman Sachs Asset Management, L.P. performed in line with the Fund’s blended benchmark. Local-currency strength and interest-rate cuts by some emerging-market central banks bolstered the sub-adviser’s allocation to emerging-market debt, while its underweight to equities was a detractor. Prior to Western Asset Management Company’s termination early in the period, the sub-advisor benefited from its underweight to nominal sovereign bonds, but was challenged by its overweight to bank loans.

The Fund’s use of derivatives during the period included total-return swaps, interest-rate swaps, bond-index futures, credit default swaps, and currency forwards. These were employed for fixed-income relative value and interest-rate risk hedging. Bond-index futures detracted from Fund performance. Although the U.S Federal Reserve, European Central Bank, and Bank of England cut their respective benchmark interest rates during the period, longer-dated yields rose during the period. This led to a steepening yield curve, as short-term rates generally declined pressuring sovereign bond futures tied to longer-duration benchmarks. The effect of interest-rate swaps on Fund performance was generally muted. Currency forwards and credit default swaps had a slightly positive effect on Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,486	$105,192	$109,840
Sep/17	$115,014	$105,269	$116,752
Sep/18	$116,927	$103,989	$120,485
Sep/19	$126,738	$114,695	$130,125
Sep/20	$129,222	$122,706	$138,777
Sep/21	$141,736	$121,608	$150,334
Sep/22	$118,860	$103,854	$128,751
Sep/23	$128,662	$104,523	$137,890
Sep/24	$150,113	$116,615	$160,097
Sep/25	$160,270	$119,978	$170,893

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Income Fund, Class Y Shares	6.77%	4.40%	4.83%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (NR)Footnote Reference†Footnote Reference‡	6.74%	4.25%	5.50%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 533,155,000
Holdings Count | Holding	988
Advisory Fees Paid, Amount	$ 2,225
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$533,155	988	$2,225	59%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Interest Rate Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Credit Default Swaps	0.0%
Municipal Bond	0.0%
Convertible Bonds	0.1%
Materials	0.1%
Utilities	0.1%
Consumer Discretionary	0.6%
U.S. Treasury Obligation	0.7%
Real Estate	1.0%
Information Technology	1.0%
Industrials	1.2%
Communication Services	1.5%
Exchange-Traded Funds	1.7%
Energy	2.1%
Sovereign Debt	2.4%
Consumer Staples	3.3%
Health Care	3.7%
Financials	5.2%
Loan Participations	8.6%
Mortgage-Backed Securities	9.2%
Asset-Backed Securities	13.4%
Corporate Obligations	42.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SPDR Blackstone Senior Loan ETF	1.2%
U.S. Treasury Bill, 2.13%, 10/21/2025	0.7%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
Pfizer Inc	0.5%
DBS Group Holdings Ltd	0.5%
AbbVie Inc	0.5%
CME Group Inc, Cl A	0.5%
Novartis AG	0.4%

Material Fund Change [Text Block]

Material Fund Changes

Western Asset Management Company, LLC, Western Asset Management Company Limited, and Western Asset Management Company PTE Ltd were terminated as Fund sub-advisers during the reporting period.

C000109626
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class F
Trading Symbol	SIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$106	1.04%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%	[53]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s equity long/short strategy detracted from performance during the reporting period as inflation moderated, though core components like services and wages remained above the Federal Reserve’s target, with less inflation-sensitive sectors outperforming those with greater inflation sensitivity. Holdings in the energy sector detracted from performance over the period due to pressured crude oil prices, as supply growth outpaced demand, despite intermittent geopolitical volatility. An underweight to Treasury Inflation-Protected Securities (TIPS) contributed to Fund performance. Commodities exposure contributed to performance as precious metals, outperformed on demand for safe-haven assets, while energy lagged as oil prices fell.

Among the Fund’s sub-advisers, UBS Asset Management (Americas) LLC (formerly Credit Suisse Asset Management, LLC) outperformed the Fund’s blended benchmark and contributed to performance. Columbia Management Investment Advisers LLC (Columbia) was terminated as a commodities sub-adviser to the Fund late in the period, and Wellington Management Company LLP (Wellington) was hired; both managers contributed to performance during their respective times as they were able to take advantage of yield-curve positioning in commodities. Franklin Advisers, Inc. underperformed the Fund’s blended benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. also underperformed the Fund’s blended benchmark.

Regarding the use of derivatives during the reporting period, commodity futures and interest-rate swaps contributed positively to Fund performance, while equity-index futures, bond futures, and CDS were detractors but provided the intended hedging.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Inflation Managed Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,055	$105,192	$103,422
Sep/17	$98,967	$105,269	$105,261
Sep/18	$99,999	$103,989	$108,205
Sep/19	$99,381	$114,695	$110,149
Sep/20	$95,991	$122,706	$114,393
Sep/21	$110,114	$121,608	$131,405
Sep/22	$115,728	$103,854	$128,917
Sep/23	$117,413	$104,523	$133,948
Sep/24	$124,664	$116,615	$146,245
Sep/25	$130,175	$119,978	$157,349

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class F Shares	4.42%	6.28%	2.67%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	7.59%	6.58%	4.64%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 519,084,000
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 1,804
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$519,084	1,136	$1,804	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	0.0%
Forward	0.0%
Rights	0.0%
Purchased Option	0.0%
Real Estate	0.1%
Communication Services	0.1%
Materials	0.2%
Foreign Common Stock	0.2%
Sovereign Debt	0.3%
Registered Investment Company	0.3%
Health Care	0.3%
Information Technology	0.5%
Consumer Staples	0.6%
Industrials	0.7%
Futures Contracts	0.7%
Interest Rate Swaps	0.8%
Energy	0.9%
Consumer Discretionary	1.0%
Utilities	1.3%
U.S. Government Agency Obligations	1.4%
Financials	3.2%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	3.5%
Common Stock	25.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	15.0%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	9.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	3.6%
U.S. Treasury Bills, 4.27%, 10/16/2025	2.5%
Exxon Mobil Corp	2.1%
U.S. Treasury Bills, 4.27%, 10/7/2025	2.0%
U.S. Treasury Bills, 4.26%, 10/14/2025	1.9%
U.S. Treasury Notes, 4.14%, 1/31/2026	1.8%
U.S. Treasury Bills, 4.27%, 11/12/2025	1.8%
U.S. Treasury Bills, 4.27%, 10/28/2025	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Columbia was terminated as a Fund sub-adviser, while Wellington was hired as a sub-adviser during the reporting period.
C000147405
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class Y
Trading Symbol	SLFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$81	0.79%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%	[54]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its benchmark, a hybrid of 70% Bloomberg 1-5 Year U.S. TIPS Index, 20% Bloomberg Commodity Index, and 10% S&P 500 Index (Gross).

The Fund’s equity long/short strategy detracted from performance during the reporting period as inflation moderated, though core components like services and wages remained above the Federal Reserve’s target, with less inflation-sensitive sectors outperforming those with greater inflation sensitivity. Holdings in the energy sector detracted from performance over the period due to pressured crude oil prices, as supply growth outpaced demand, despite intermittent geopolitical volatility. An underweight to Treasury Inflation-Protected Securities (TIPS) contributed to Fund performance. Commodities exposure contributed to performance as precious metals, outperformed on demand for safe-haven assets, while energy lagged as oil prices fell.

Among the Fund’s sub-advisers, UBS Asset Management (Americas) LLC (formerly Credit Suisse Asset Management, LLC) outperformed the Fund’s blended benchmark and contributed to performance. Columbia Management Investment Advisers LLC (Columbia) was terminated as a commodities sub-adviser to the Fund late in the period, and Wellington Management Company LLP (Wellington) was hired; both managers contributed to performance during their respective times as they were able to take advantage of yield-curve positioning in commodities. Franklin Advisers, Inc. underperformed the Fund’s blended benchmark as less inflation-sensitive sectors outperformed. AllianceBernstein L.P. also underperformed the Fund’s blended benchmark.

Regarding the use of derivatives during the reporting period, commodity futures and interest-rate swaps contributed positively to Fund performance, while equity-index futures, bond futures, and CDS were detractors but provided the intended hedging.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Inflation Managed Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,298	$105,192	$103,422
Sep/17	$99,373	$105,269	$105,261
Sep/18	$100,655	$103,989	$108,205
Sep/19	$100,299	$114,695	$110,149
Sep/20	$97,121	$122,706	$114,393
Sep/21	$111,676	$121,608	$131,405
Sep/22	$117,659	$103,854	$128,917
Sep/23	$119,716	$104,523	$133,948
Sep/24	$127,461	$116,615	$146,245
Sep/25	$133,304	$119,978	$157,349

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Inflation Managed Fund, Class Y Shares	4.58%	6.54%	2.92%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	7.59%	6.58%	4.64%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 519,084,000
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 1,804
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$519,084	1,136	$1,804	44%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	0.0%
Forward	0.0%
Rights	0.0%
Purchased Option	0.0%
Real Estate	0.1%
Communication Services	0.1%
Materials	0.2%
Foreign Common Stock	0.2%
Sovereign Debt	0.3%
Registered Investment Company	0.3%
Health Care	0.3%
Information Technology	0.5%
Consumer Staples	0.6%
Industrials	0.7%
Futures Contracts	0.7%
Interest Rate Swaps	0.8%
Energy	0.9%
Consumer Discretionary	1.0%
Utilities	1.3%
U.S. Government Agency Obligations	1.4%
Financials	3.2%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	3.5%
Common Stock	25.8%
U.S. Treasury Obligations	51.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	15.0%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	9.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	3.6%
U.S. Treasury Bills, 4.27%, 10/16/2025	2.5%
Exxon Mobil Corp	2.1%
U.S. Treasury Bills, 4.27%, 10/7/2025	2.0%
U.S. Treasury Bills, 4.26%, 10/14/2025	1.9%
U.S. Treasury Notes, 4.14%, 1/31/2026	1.8%
U.S. Treasury Bills, 4.27%, 11/12/2025	1.8%
U.S. Treasury Bills, 4.27%, 10/28/2025	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Columbia was terminated as a Fund sub-adviser, while Wellington was hired as a sub-adviser during the reporting period.
C000109627
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class F
Trading Symbol	SCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$65	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%	[55]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares underperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index, USD, 5% S&P 500 Index (Gross), USD) for the 12 month period ending September 30, 2025.

Fund performance for the reporting period benefited from an overweight allocation to global equities and a tactical overweight to U.S. Treasury Inflation-Protected Securities (TIPS). An underweight to nominal Treasury securities detracted from performance.

Among the Fund’s sub-advisers, Janus Henderson Investors US LLC (Janus) outperformed the Fund’s blended benchmark during the period. AllianceBernstein L.P. (AllianceBernstein) was terminated as a Fund manager early in the reporting period, but also outperformed during its time in the Fund. SEI Investments Management Corporation (SIMC) began directly managing a portion of the Fund early in the period and underperformed. The Fund benefited from overweights to equities, driven by easing inflation and interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AllianceBernstein and SIMC benefited from overweights to TIPS, which were supported by declining real yields and attractive relative value versus nominal Treasuries. The Fund was challenged by underweights to nominal Treasuries; however, each manager’s allocation to cash (the Fund's primary risk-mitigation asset) outperformed nominal Treasuries, as holding securities with longer duration exposure underperformed amid a rise in yields in the intermediate- and long-term segments of the yield curve over the period, while short-term yields remained attractive.

The Fund employed various derivatives over the reporting period, equity-index futures, bond-index futures, equity-index options, and currency forwards. Equity-index futures contributed positively to Fund performance, while equity-index options and bond-index futures were detractors. Forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar, did not materially affect Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Capital Stability Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,473	$105,192	$102,011
Sep/17	$103,283	$105,269	$103,547
Sep/18	$105,086	$103,989	$104,631
Sep/19	$109,228	$114,695	$109,551
Sep/20	$112,011	$122,706	$114,376
Sep/21	$115,677	$121,608	$116,278
Sep/22	$110,770	$103,854	$109,848
Sep/23	$115,416	$104,523	$113,915
Sep/24	$127,059	$116,615	$123,629
Sep/25	$132,371	$119,978	$129,559

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class F Shares	4.18%	3.40%	2.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	4.80%	2.52%	2.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 450,430,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,683
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$450,430	127	$1,683	260%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.1%
Futures Contracts	0.3%
Exchange-Traded Funds	4.4%
Commercial Paper	19.5%
Common Stock	21.9%
U.S. Treasury Obligations	46.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.17%, 10/2/2025	8.9%
U.S. Treasury Bills, 3.98%, 10/16/2025	7.8%
U.S. Treasury Bills, 4.06%, 10/9/2025	6.7%
Broadcom Inc	4.5%
NVIDIA Corp	3.8%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2027	2.4%
U.S. Treasury Inflation Protected Securities, 0.13%, 10/15/2026	2.3%
U.S. Treasury Inflation Protected Securities, 2.38%, 10/15/2028	2.2%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	2.0%
SPDR Portfolio S&P 500 ETF	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, AllianceBernstein was terminated as a Fund sub-adviser, and SIMC was added to directly manage a portion of the Fund’s assets.
C000147406
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class Y
Trading Symbol	SMLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$55	0.54%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%	[56]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares underperformed its blended benchmark (95% Bloomberg 1-3 Year U.S. Government/Credit Index, USD, 5% S&P 500 Index (Gross), USD) for the 12 month period ending September 30, 2025.

Fund performance for the reporting period benefited from an overweight allocation to global equities and a tactical overweight to U.S. Treasury Inflation-Protected Securities (TIPS). An underweight to nominal Treasury securities detracted from performance.

Among the Fund’s sub-advisers, Janus Henderson Investors US LLC (Janus) outperformed the Fund’s blended benchmark during the period. AllianceBernstein L.P. (AllianceBernstein) was terminated as a Fund manager early in the reporting period, but also outperformed during its time in the Fund. SEI Investments Management Corporation (SIMC) began directly managing a portion of the Fund early in the period and underperformed. The Fund benefited from overweights to equities, driven by easing inflation and interest-rate expectations, along with resilient earnings, boosted valuations, and investor confidence. Both AllianceBernstein and SIMC benefited from overweights to TIPS, which were supported by declining real yields and attractive relative value versus nominal Treasuries. The Fund was challenged by underweights to nominal Treasuries; however, each manager’s allocation to cash (the Fund's primary risk-mitigation asset) outperformed nominal Treasuries, as holding securities with longer duration exposure underperformed amid a rise in yields in the intermediate- and long-term segments of the yield curve over the period, while short-term yields remained attractive.

The Fund employed various derivatives over the reporting period, equity-index futures, bond-index futures, equity-index options, and currency forwards. Equity-index futures contributed positively to Fund performance, while equity-index options and bond-index futures were detractors. Forward-currency contracts on developed-market currencies, used to hedge foreign-currency risk against the U.S. dollar, did not materially affect Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Multi-Asset Capital Stability Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Sep/15	$100,000	$100,000	$100,000
Sep/16	$101,571	$105,192	$102,011
Sep/17	$103,477	$105,269	$103,547
Sep/18	$105,385	$103,989	$104,631
Sep/19	$109,645	$114,695	$109,551
Sep/20	$112,543	$122,706	$114,376
Sep/21	$116,443	$121,608	$116,278
Sep/22	$111,521	$103,854	$109,848
Sep/23	$116,315	$104,523	$113,915
Sep/24	$128,286	$116,615	$123,629
Sep/25	$133,664	$119,978	$129,559

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Capital Stability Fund, Class Y Shares	4.19%	3.50%	2.94%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index	4.80%	2.52%	2.62%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 450,430,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,683
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$450,430	127	$1,683	260%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.1%
Futures Contracts	0.3%
Exchange-Traded Funds	4.4%
Commercial Paper	19.5%
Common Stock	21.9%
U.S. Treasury Obligations	46.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills, 4.17%, 10/2/2025	8.9%
U.S. Treasury Bills, 3.98%, 10/16/2025	7.8%
U.S. Treasury Bills, 4.06%, 10/9/2025	6.7%
Broadcom Inc	4.5%
NVIDIA Corp	3.8%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2027	2.4%
U.S. Treasury Inflation Protected Securities, 0.13%, 10/15/2026	2.3%
U.S. Treasury Inflation Protected Securities, 2.38%, 10/15/2028	2.2%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	2.0%
SPDR Portfolio S&P 500 ETF	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, AllianceBernstein was terminated as a Fund sub-adviser, and SIMC was added to directly manage a portion of the Fund’s assets.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.11%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.25%.
[10]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.65%.
[11]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.
[12]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.87%.
[13]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.
[14]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.31%.
[15]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.
[16]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.09%.
[17]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.34%.
[18]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.84%.
[19]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.
[20]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.20%.
[21]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.73%.
[22]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[23]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.
[24]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[25]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.08%.
[26]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.33%.
[27]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.83%.
[28]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.91%.
[29]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
[30]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.14%.
[31]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.36%.
[32]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[33]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
[34]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.88%.
[35]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.
[36]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[37]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.12%.
[38]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.64%.
[39]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
[40]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[41]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.30%.
[42]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.
[43]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
[44]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
[45]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.75%.
[46]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.50%.
[47]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
[48]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
[49]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.17%.
[50]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.92%.
[51]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
[52]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.70%.
[53]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
[54]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.
[55]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.62%.
[56]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.